                                  Prospectus 1

Lincoln Life Flexible Premium Variable Life Account S
The Lincoln National Life Insurance Company

Home Office Location:
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, Indiana 46802
(800) 454-6265

Administrative Office:
Lincoln Corporate Specialty Markets
350 Church Street - MSM1
Hartford, CT 06103-1106
(877) 533-0117

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------
     This prospectus describes Lincoln CVUL, a flexible premium variable life insurance contract (the "policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our"). This corporate-owned policy provides for a death benefit on an employee or other individual in whom the corporate owner has an insurable interest, and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.


     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.
                  o American Century Investments Variable Portfolios, Inc.

                  o American Funds Insurance Series

                  o Baron Capital Funds Trust

                  o Delaware VIP Trust

                  o Fidelity Variable Insurance Products

                  o Franklin Templeton Variable Insurance Products Trust

                  o Janus Aspen Series

                  o Lincoln Variable Insurance Products Trust

                  o MFS (Reg. TM) Variable Insurance Trust

                  o Neuberger Berman Advisers Management Trust

                  o Oppenheimer Variable Account Funds

                  o Premier VIT (formerly PIMCO Advisors VIT)

                  o Scudder Investments VIT Funds



Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.

This policy may not be available in all states, and this prospectus only offers the policy for sale in jurisdictions where such offer and sale are lawful.




                         Prospectus Dated: May 1, 2005

                                 Table of Contents




Contents                                                Page
-------------------------------------------------      -----
POLICY SUMMARY ..................................         3
    Benefits of Your Policy .....................         3
    Risks of Your Policy ........................         3
    Charges and Fees ............................         3
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT ...........................         7
    Principal Underwriter .......................         7
    Fund Participation Agreements ...............         7
    Distribution of the Policies and
      Compensation ..............................         8
    Funds .......................................         8
    Fund Withdrawal and Substitution ............        12
    Voting Rights ...............................        12
POLICY CHARGES AND FEES .........................        12
    Premium Load; Net Premium Payment ...........        13
    Surrender Charges ...........................        13
    Partial Surrender Fee .......................        13
    Fund Transfer Fee ...........................        13
    Mortality and Expense Risk Charge ...........        14
    Cost of Insurance Charge ....................        14
    Administrative Fee ..........................        14
    Policy Loan Interest ........................        14
    Rider Charges ...............................        15
    Case Exceptions .............................        15
YOUR INSURANCE POLICY ...........................        15
    Application .................................        16
    Owner .......................................        16
    Right-to-Examine Period .....................        17
    Initial Specified Amount ....................        17
    Transfers ...................................        17
    Market Timing ...............................        18
    Automatic Rebalancing .......................        18
    Riders ......................................        18
    Continuation of Coverage ....................        19


Contents                                                Page
-------------------------------------------------      -----
    Paid-Up Nonforfeiture Option ................        19
    Coverage Beyond Maturity ....................        19
    Termination of Coverage .....................        20
    State Regulation ............................        20
PREMIUMS ........................................        20
    Allocation of Net Premium Payments ..........        20
    Planned Premiums; Additional Premiums .......        20
    Life Insurance Qualification ................        21
    Policy Values ...............................        21
DEATH BENEFITS ..................................        22
    Death Benefit Options .......................        22
    Changes to the Initial Specified Amount and
      Death Benefit Options .....................        23
    Death Benefit Proceeds ......................        24
POLICY SURRENDERS ...............................        24
    Premium Load Refund .........................        24
    Partial Surrender ...........................        25
POLICY LOANS ....................................        25
LAPSE AND REINSTATEMENT .........................        26
    Reinstatement of a Lapsed Policy ............        26
TAX ISSUES ......................................        27
    Taxation of Life Insurance Contracts in
      General ...................................        27
    Policies Which Are MECs .....................        28
    Policies Which Are Not MECs .................        28
    Other Considerations ........................        29
    Fair Value of Your Policy ...................        30
    Tax Status of Lincoln Life ..................        30
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS ..................................        30
LEGAL PROCEEDINGS ...............................        30
FINANCIAL STATEMENTS ............................        30
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION ........................        31

2

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

Flexibility. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.



Risks of Your Policy

Fluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

Unsuitable for Short-Term Investment. This policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. Outstanding policy loans increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

Adverse Consequences of Early Surrender. Partial surrenders may reduce the policy value and death benefit. Full or partial surrenders may result in tax consequences, and may increase the risk of lapse.

Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.



Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.


                                                                               3

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.



                                              Table I: Transaction Fees
                                         When Charge                                       Amount
         Charge                          is Deducted                                      Deducted
 Maximum sales charge         When you pay a premium.                Guaranteed not to exceed 15.0%1 of the portion
 imposed on premiums                                                 of the premium paid up to Target Premium, and
 (load)                                                              6.0% of the portion of premium paid greater
                                                                     than Target Premium in the first policy year.
 Premium Tax                  When you pay a premium.                A maximum of 5.0% of each premium
                                                                     payment.2
 Surrender Charge             Upon full surrender of your            There is no charge for surrendering your policy.
                              policy.
 Partial Surrender Fee        When you take a partial                There is no charge for a partial surrender.
                              surrender of your policy.
 Fund Transfer Fee            Applied to any transfer request        Guaranteed not to exceed $25.
                              in excess of 12 made during
                              any policy year.

1 10.0% in policy years 2-5 and 6.0% in policy years 6 and beyond. 2 Charges range from 0.0% to 5.0%, depending on the state of issue.

4

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.



                          Table II: Periodic Charges Other Than Fund Operating Expenses
                                        When Charge                                    Amount
          Charge                        is Deducted                                   Deducted
 Cost of Insurance*             Monthly
  Minimum and                                                    The monthly cost of insurance rates for standard
  Maximum Charge                                                 issue individuals ranges from a guaranteed
                                                                 minimum of $0.00 per $1,000 per month to a
                                                                 guaranteed maximum of $83.33 per $1,000 per
                                                                 month of net amount at risk.

                                                                 Individuals considered to be substandard risks
                                                                 can be charged from 125% to 800% of the
                                                                 standard rate.
  Charge for a                                                   For a male or female, age 45, nonsmoker, the
  Representative Insured                                         guaranteed maximum monthly cost of insurance
                                                                 rate is $0.36 per $1,000 of net amount at risk.
 Mortality and Expense          Daily (at the end of each        A daily charge as a percentage of the value of
 Risk Charge ("M&E")            valuation day).                  the Separate Account. Guaranteed never to
                                                                 exceed 0.90%.3
 Administrative Fee             Monthly                          $10 per month.4
 Policy Loan Interest           Annually                         The annual rate charged against the loan
                                                                 account will be the greater of 5.0%, or Moody's
                                                                 Investors Service, Inc. Corporate Bond Yield
                                                                 Average - Monthly Average Corporates for the
                                                                 calendar month which ends two months prior to
                                                                 the policy anniversary.

3 The current annualized rate is 0.70% in policy years 1-10 and 0.35% in policy years 11 and beyond.
4 Currently $6 per month in all policy years, guaranteed not to exceed $10 per month, based on specific criteria of your policy.


                                                                               5


             Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                 When Charge                             Amount
          Charge                 is Deducted                            Deducted
 Rider Charges                                     Individualized based on optional Rider(s)
                                                   selected.
 Term Insurance Rider*          Monthly
  Minimum and                                      The monthly cost of insurance rates for standard
  Maximum Charge                                   issue individuals ranges from a guaranteed
                                                   minimum of $0.00 per $1,000 per month to a
                                                   guaranteed maximum of $83.33 per $1,000 per
                                                   month of net amount at risk.

                                                   Individuals with higher mortality risk than
                                                   standard issue individuals can be charged from
                                                   125% to 800% of the standard rate.
  Charge for a                                     For a male or female, age 45, nonsmoker, the
  Representative Insured                           guaranteed maximum monthly cost of insurance
                                                   rate is $.36 per $1,000 of net amount at risk.
 Change of Insured Rider        N/A                There is no charge for this rider.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.



 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Minimum        Maximum
 Total management fees, distribution and/or service         0.29%         3.88% 5
 (12b-1) fees, and other expenses.

5 Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 2.77%. These waivers and reductions generally extend through April 30, 2006 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.


6

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT
The Lincoln National Life Insurance Company (Lincoln Life) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln Life Flexible Premium Variable Life Account S (Separate Account) is a separate account of the Company which was established on November 2, 1998. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the Indiana Insurance Department.

Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.



Principal Underwriter

Lincoln Life is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. Lincoln Life received $17,290,014 in 2004, $11,518,509 in 2003 and $8,237,455 in 2002 for the sale of policies offered through the Separate Account. Lincoln Life retains no underwriting commissions from the sale of the policies.



Fund Participation Agreements

In order to make the funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between 0.10% and 0.45% of the assets attributable to the policies. These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs:
American Century Investments Variable Portfolios, Inc., American Funds Insurance Series, Baron Capital Funds Trust, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust and Janus Aspen Series.

Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not


                                                                               7

predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us (or our affiliates) would decrease.



Distribution of the Policies and Compensation

The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, Inc., both of whom are our affiliates. Registered representatives may receive commission and service fees up to 35% of first year premium, plus up to 10% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.



Funds

The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

We select the funds offered through the policies based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment adviser, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant policy owner assets. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.


8

Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


American Century Investments Variable Portfolios, Inc., advised by American Century Investment Management, Inc.

   o Income and Growth Fund (Class I): Growth and income.

   o Inflation Protection Fund (Class II): Inflation protection.

   o International Fund (Class I): Capital appreciation.


American Funds Insurance Series, advised by Capital Research and Management Company

   o Bond Fund (Class 2): Current income.

   o Global Growth Fund (Class 2): Long-term growth.

   o Global Small Capitalization Fund (Class 2): Long-term growth.

   o Growth Fund (Class 2): Long-term growth.

   o Growth-Income Fund (Class 2): Growth and income.

   o High-Income Bond Fund (Class 2): High current income.

   o International Fund (Class 2): Long-term growth.

   o U.S. Government/AAA Rated Securities Fund (Class 2): High current income.


Baron Capital Funds Trust, advised by BAMCO, Inc.

   o Baron Capital Asset Fund (Insurance Shares): Maximum capital appreciation.


Delaware VIP Trust, advised by Delaware International Advisers Ltd. for the International Value Equity Series, and by Delaware Management Company for all other funds

   o Capital Reserves Series (Standard Class): Current income.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Diversified Income Series (Standard Class): Total return.

   o Emerging Markets Series (Standard Class): Capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

   o High Yield Series (Standard Class): Total return.

   o International Value Equity Series (Standard Class): Long-term growth.

   o REIT Series (Standard Class): Total return.

   o Small Cap Value Series (Standard Class): Capital appreciation.

   o Trend Series (Standard Class): Capital appreciation.

                                                                               9

Fidelity Variable Insurance Products, advised by Fidelity Management & Research
     Company.

   o Asset Manager Portfolio (Service Class): High total return.

   o Contrafund Portfolio (Service Class): Long-term capital appreciation.

   o Growth Portfolio (Service Class): Capital appreciation.

   o High Income Portfolio (Service Class): High current income.

   o Mid Cap Portfolio (Service Class): Long-term growth.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Overseas Portfolio (Service Class): Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Income Securities Fund, by Templeton Investment Counsel, LLC for the Templeton Foreign Securities Fund and the Templeton Global Asset Allocation Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund.

   o Franklin Small-Mid Cap Growth Securities Fund (Class 2): Long-term growth.

     (formerly Franklin Small Cap Fund)

   o Templeton Foreign Securities Fund (Class 2): Long-term growth.

   o Templeton Global Asset Allocation Fund (Class 2): Maximum capital appreciation.
     (Subadvised by Franklin Advisers, Inc.)

   o Templeton Global Income Securities Fund (Class 1): Total return.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Templeton Growth Securities Fund (Class 2): Long-term growth. (Subadvised by Templeton Asset Management Ltd.)


Janus Aspen Series, advised by Janus Capital Management LLC.

   o Balanced Portfolio (Institutional Shares): Long-term growth and current income.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Flexible Bond Portfolio (Institutional Shares): Income.
     (formerly Flexible Income Portfolio)

   o Global Technology Portfolio (Service Shares): Long-term growth.

   o Mid Cap Growth Portfolio (Institutional Shares): Long-term growth. This fund will be available only to existing cases as of May 16, 2005.
Consult your financial adviser.

   o Worldwide Growth Portfolio (Institutional Shares): Long-term growth.
     This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.


Lincoln Variable Insurance Products Trust, advised by Delaware Management
     Company.

   o Aggressive Growth Fund (Standard Class): Maximum capital appreciation. (Subadvised by T. Rowe Price Associates, Inc.)

   o Bond Fund (Standard Class): Current income.

   o Capital Appreciation Fund (Standard Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

   o Core Fund (Standard Class): Capital appreciation.
     (Subadvised by Salomon Brothers Asset Management Inc., a wholly-owned subsidiary of Citigroup Inc.)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Equity-Income Fund (Standard Class): Income.
     (Subadvised by Fidelity Management & Research Company)

10

   o Global Asset Allocation Fund (Standard Class): Total return.
     (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global
AM))

   o Growth Fund (Standard Class): Long-term growth.
     (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Growth and Income Fund (Standard Class): Capital appreciation.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Growth Opportunities Fund (Standard Class): Long-term growth. (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Money Market Fund (Standard Class): Preservation of capital.

   o Social Awareness Fund (Standard Class): Capital appreciation.

   o Aggressive Profile Fund (Standard Class): Capital appreciation. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Conservative Profile Fund (Standard Class): Current income.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderate Profile Fund (Standard Class): Total return.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderately Aggressive Profile Fund (Standard Class): Growth and income. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.


MFS (Reg. TM) Variable Insurance Trust, advised by Massachusetts Financial
     Services Company

   o Capital Opportunities Series (Initial Class): Capital appreciation. This fund will be available only to existing cases as of May 16, 2005.
Consult your financial adviser.

   o Emerging Growth Series (Initial Class): Long-term growth.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Research Series (Initial Class): Long-term growth.

   o Total Return Series (Initial Class): Growth and income.

   o Utilities Series (Initial Class): Growth and income.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

   o Mid-Cap Growth Portfolio (I Class): Capital appreciation.

   o Partners Portfolio (I Class): Capital appreciation.


Oppenheimer Variable Account Funds, advised by OppenheimerFunds Inc.

   o Oppenheimer Main Street Fund (Reg. TM)/VA: Growth and income. (formerly Main Street Growth and Income Fund (Reg. TM)/VA)


Premier VIT (formerly PIMCO Advisers VIT), advised by OpCap Advisors

   o Managed Portfolio: Growth of capital.

                                                                              11

Scudder Investments VIT Funds, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

   o EAFE (Reg. TM) Equity Index Fund (Class A): Capital appreciation.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Equity 500 Index Fund (Class A): Capital appreciation.

   o Small Cap Index Fund (Class A): Capital appreciation.



Fund Withdrawal and Substitution

Lincoln Life may withdraw funds and substitute shares of other funds if:

1) the shares of any fund should no longer be available for investment by the Separate Account; or

2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.



Voting Rights

The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.


POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

The monthly deductions, including the cost of insurance charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account. The monthly deductions are made on the "monthly deduction day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly deduction day is non-existent for that month, or is not a valuation day, then the monthly deduction day is the next valuation day.


12

If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.



Premium Load; Net Premium Payment

We deduct a percentage from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment." Target premium is based on the maximum annual premium allowed under the Internal Revenue Code for a policy which is not a modified endowment contract, providing a death benefit equal to the specified amount and paying seven level, annual premiums. See the Tax Issues section later in this prospectus. The target premium is shown in the policy specifications.

The current premium load is:



                           Portion of Premium        Portion of Premium
                               Paid up to            Paid greater than
   Policy Year(s)            Target Premium            Target Premium
--------------------      --------------------      -------------------
          1                      10.5%                     2.5%
         2-5                     7.5%                      1.5%
         6-7                     3.5%                      1.5%
  8 and thereafter               1.5%                      1.5%

The premium load is guaranteed to be no higher than the amounts shown in the following table:



                       Portion of Premium        Portion of Premium
                           Paid up to            Paid greater than
 Policy Year(s)          Target Premium            Target Premium
----------------      --------------------      -------------------
        1                    15.0%                     6.0%
       2-5                   10.0%                     6.0%
   6 and after               6.0%                      6.0%

For the purpose of calculating current and maximum premium loads, an increase in specified amount is treated as a newly issued policy.

We deduct an explicit premium tax charge from premium payments equal to state and municipal premium taxes. The tax ranges from 0% to 5% depending upon the state of issue.



Surrender Charges

There are no surrender charges for your policy.



Partial Surrender Fee

There is no surrender charge or administrative fee imposed on partial surrenders.



Fund Transfer Fee

The Company reserves the right to charge $25 for each transfer after the twelfth transfer per policy year.

                                                                              13

Mortality and Expense Risk Charge

We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated.

Current mortality and expense risk charges, on an annualized basis are:



                       Annualized Mortality
  Policy Years         Expense Risk Charge
----------------      ---------------------
      1-10                    0.70%
  11 and after                0.35%


The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.90%.



Cost of Insurance Charge

A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

The cost of insurance charge depends on the policy duration, the age and underwriting category of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the policy value and it may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.

The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.



Administrative Fee

The monthly administrative fee as of the date of issue is $6.00 per month in all policy years. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters. The Company may change this fee after the first policy year based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month.



Policy Loan Interest

If you borrow against your policy, interest will accrue on the Loan Account value. The interest rate will be the greater of 5.0%, or Moody's Investors Service, Inc. Corporate Bond Yield Average-Monthly Average Corporates for the calendar month which ends two months prior to the policy anniversary.


14

We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a Loan Account value, we will notify you of any change in the interest rate before the new rate becomes effective.



Rider Charges

Term Insurance Rider. There are monthly cost of insurance charges for this rider, based on the policy duration, and the age and underwriting category of the insured.



Case Exceptions

We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including:

o the number of lives to be insured,

o the total premiums expected to be paid,

o total assets under management with the Company,

o the nature of the relationship among the insured individuals,

o the purpose for which the policies are being purchased,

o expected persistency of the individual policies, and

o any other circumstances which we believe to be relevant to the expected reduction of our expenses.

Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any owners.


YOUR INSURANCE POLICY
Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.

We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

If we obtain appropriate approvals from policy owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;

o deregister the Separate Account; or

o combine the Separate Account with another separate account.

We will notify you of any change that is made.

                                                                              15

The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; and guaranteed maximum cost of insurance rates.

When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.


Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

We allow electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.




Application

If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, if required, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the age and underwriting category of the insured.

A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age
85. Age will be determined by the nearest birthday of the insured.



Owner

The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) either of two life insurance qualification methods;

3) the amount and frequency of premium payments; and

4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

You are entitled to exercise rights and privileges of your policy as long as the insured is living and before the maturity date. These rights generally include the power to select the beneficiary, request policy loans, make partial



16

surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.



Right-to-Examine Period

You may return your policy to us for cancellation within ten days after you receive it (or a greater number of days if required by your state). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, depending on the state of issue of your policy, we will refund to you either all premium payments, or the policy value plus any charges and fees. If a premium payment was made by check, there may be a delay until the check clears.

If your policy is issued in a state that requires return of premium payments, any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.

If your policy is issued in a state that provides for return of value, any net premium payments received before the end of the right-to-examine period will be allocated directly to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. The owner bears the risk of a decline in Sub-Account values. If the policy is returned for cancellation within the right-to-examine period, we will return the policy value, plus any charges and fees, as of the date the cancelled policy is received at our Administrative Office.



Initial Specified Amount

You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.



Transfers

You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. The Company reserves the right to charge $25 for each transfer request after the twelfth request per year.

Within 45 days after each policy anniversary, and before the maturity date, you may also transfer a portion of the Fixed Account value to one or more variable Sub-Accounts. A transfer from the Fixed Account is allowed once in the 45-day period after the policy aniversary and will be effective as of the next valuation period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account value during the prior 5 years or $1,000.

Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing.

Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.


                                                                              17

Market Timing

Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our policy owners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other policy owners or fund shareholders. We discourage frequent transfers, and we accommodate frequent transfers only if we lack a contractual basis to refuse those transfer requests.

We discourage frequent trading by assessing transfer charges and enforcing limitations on transfers to the extent allowed by the policies as described in the Transfers section and Transaction Fee Table of the prospectus. We apply these limitations uniformly to all policy owners. If, however, we are unable to prevent market timing, certain policy owners may engage in market timing activity which is harmful to other policy owners. That harm may include the dilution of the value of fund shares and increased expenses which negatively impact investment returns as described above.

The funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. Policy owners and other persons with interests under the policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the funds.

In our sole discretion, we may impose revised Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We will apply these revised Market Timing Procedures uniformly to all policy owners. In addition, we may impose other procedures or restrictions as required by law or court order, or to comply with state or federal regulatory requirements. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.



Automatic Rebalancing

You may elect to participate in automatic rebalancing. There is currently no charge for this program.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, they may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

Term Insurance Rider. The policy can be issued with a Term Insurance Rider as a portion of the total death benefit. The rider provides term life insurance on the life of the insured, which is annually renewable to attained age 100. This rider will continue in effect unless canceled by the owner. The amount of coverage provided under the rider's benefit amount varies from month to month.


18

The benefit amount is the target face amount minus the basic policy specified amount. However, if the death benefit of the policy is defined as a percentage of the policy value, the benefit amount is zero. Refer to your policy specifications for the benefit amount.

The cost of the rider is added to the monthly deductions, and is based on the insured's premium class, issue age and the number of policy years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that policy year.

The rider's death benefit is included in the total death benefit paid under the policy.

Change of Insured Rider. With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new insured may differ from charges applicable to the current insured. Exercising the Change of Insured Rider is a fully taxable event.



Continuation of Coverage

Coverage of this policy will continue to the maturity date if your surrender value is sufficient to cover each monthly deduction. The maturity date for this policy is the policy anniversary nearest the insured's 100th birthday. As of the maturity date, the death benefit will be equal to the surrender value.



Paid-Up Nonforfeiture Option

You may elect, any time prior to the maturity date, to continue this policy as paid-up life insurance. The effective date of the paid-up insurance will be the monthly deduction day following the receipt of your written request at our Administrative Office. As of the effective date:

o the specified amount will be the amount which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy (this may not exceed the death benefit),

o no further premium payments, monthly deductions, interest credits or changes in coverage may be made,

o we will transfer the Separate Account value to the Fixed Account value, and

o all extra benefit riders will terminate.



Coverage Beyond Maturity

At any time prior to the maturity date of this policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.

If elected, the following will apply:

o we will transfer the value of the Separate Account to the Fixed Account,

o we will credit interest on the policy value,

o where permitted by law we will continue to charge you monthly deductions, except we will not charge you any cost of insurance,

o loan interest on any loans outstanding on the maturity date will continue to accrue,

o the death benefit will be equal to the policy value and the death benefit proceeds will be the policy value less any indebtedness.

This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.


                                                                              19

At this time, uncertainties exist about the tax treatment of the policy if it should continue beyond the maturity date. Therefore, you should consult your tax adviser before the policy becomes eligible for coverage beyond maturity.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the policy;

2) death of the insured;

3) failure to pay the necessary amount of premium to keep your policy in force;
or

4) the maturity date, unless coverage beyond maturity is elected.



State Regulation

The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your policy. You should refer to your policy for these state specific features.


PREMIUMS
You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required to keep the policy in force. Premiums may be paid anytime before the insured reaches age 100.

The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.



Allocation of Net Premium Payments

Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing or electronically. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The percentages of net premium payments allocated to the Sub-Accounts and Fixed Account must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 p.m. Eastern Time, unless the New York Stock Exchange closes earlier.

The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.



Planned Premiums; Additional Premiums

Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, quarterly, or monthly.

In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

You may increase planned premiums, or pay additional premiums, subject to certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.


20

We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. The excess amount of premium will be returned to you.



Life Insurance Qualification

A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose either the guideline premium test or the cash value accumulation test.

Depending on your primary objective for purchasing this policy, and the level of premium payments, one method may better suit your needs than the other. Generally, the cash value accumulation method permits higher premium payments, but may result in higher cost of insurance charges because of a higher death benefit corridor, and taxation of partial surrenders or policy loans because the amount of premium paid will exceed seven level annual premiums (known as a "7 pay test"). Generally, the guideline premium test maximizes the potential for growth in total account value. Refer to your policy specifications page for the limits applicable to your policy.

Discuss this choice with your financial representative and tax adviser before purchasing the policy. Once your policy is issued, the qualification method cannot be changed.



Policy Values

Policy value in a variable life insurance policy is also called the total account value.

The total account value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the total account value reflects:

1) net premium payments made;

2) the amount of any partial surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the Loan Account; and

5) all charges and fees deducted.

The Separate Account value, if any, is the portion of the total account value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested.

A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus

2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.


                                                                              21

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. This guaranteed rate equals 0.32737%, per month, compounded monthly.

The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. We do not guarantee the Loan Account value. The Loan Account value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.90%, or 4% if greater.

We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a Loan Account value, we will notify you of any change in the interest rate before the new rate becomes effective.

The interest earned by the Loan Account value will be added to the Fixed Account value and the Separate Account value in the same proportion in which the loan amount was originally deducted from these values.

The "net" total account value is the total account value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

We will tell you at least annually the total account value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.


DEATH BENEFITS
The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.



Death Benefit Options

Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

1) the amount determined by the death benefit option in effect on the date of the death of the insured, or

2) a percentage of the total account value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your policy.

Death benefit proceeds under either calculation will be reduced by any Loan Account value plus any accrued interest, and any overdue deductions.


22

The following table provides more information about the death benefit options.



 Option                        Death Benefit Proceeds Equal to the                                  Variability
    1         Specified amount, which includes the total account value as of the         Generally provides a level death
              date of the insured's death.                                               benefit
    2         Sum of the specified amount plus the total account value as of the         May increase or decrease over
              date of the insured's death.                                               time, depending on the amount
                                                                                         of premium paid and the
                                                                                         investment performance of the
                                                                                         underlying Sub-Accounts or the
                                                                                         Fixed Account.
    3         Specified amount plus the accumulated premiums (all premiums               Will generally increase,
              paid from the date of issue accumulated at the premium                     depending on the amount of
              accumulation rate chosen by you before policy issue and shown in           premium paid.
              the policy specifications pages), less withdrawals as of the date of the insured's death. The total death benefit under this option is limited and will not exceed the total death benefit payable under
              Option 2.

If your policy includes a Term Insurance Rider, the target face amount replaces the specified amount in each of the death benefit options.

If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                    Impact
     1 to 2          The new specified amount will equal the specified amount prior to the change minus the total account value at the time of the change.
     2 to 1          The new specified amount will equal the specified amount prior to the change plus the total account value at the time of the change.
     1 to 3          Changes from Option 1 to Option 3 are not allowed.
     3 to 1          The new specified amount will equal the specified amount prior to the change plus the lesser of the accumulated premiums or the total account value at the time of the change.
     2 to 3          Changes from Option 2 to Option 3 are not allowed.
     3 to 2          The new specified amount will equal the specified amount prior to the change minus the greater of zero or the difference between the total account value and the accumulated premiums at the time of the change.

                                                                              23

Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Changes in specified amount do not affect the premium load as a percentage of premium.

We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

Any change is effective on the first monthly deduction day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the change will be effective on the first monthly deduction day on which the total account value is equal to, or greater than, the monthly deduction amount.



Death Benefit Proceeds

Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.


POLICY SURRENDERS
You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

The surrender value of your policy is the amount you can receive by surrendering the policy. This equals the total account value minus the Loan Account value including any accrued interest, plus any credit from the premium load refund, if applicable. All or part of the surrender value may be applied to one or more of the settlement options.

Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.



Premium Load Refund

In certain circumstances described below, if you surrender your policy within 24 months after date of issue, you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments.

To determine the surrender value during the premium load refund period, the total account value will be reduced by the amount of any Loan Account value, including accrued interest. That amount would be increased by the applicable credit for the premium load. This refund is not guaranteed and is not available if your policy is in default. There is no refund after 24 months. This credit may vary by state of issue.

The amount of the premium load refund is equal to the first year premium load refund amount plus the premium tax charge for first year premiums multiplied by the premium load refund percentage.


24

           Currently, the first year premium load refund amount is:



                                                    Portion of First Year               Portion of First Year
                                                  Premium Paid up to Target        Premium Paid greater than Target
                                                 ---------------------------      ---------------------------------
     First Year Premium Load Refund Amount                  7.0%                                3.0%

For policies surrendered in the second policy year, the refund is 75% of the first policy year refund amount.

In no circumstances will the premium load refund be larger than the actual first year premium load and premium tax charge taken.



Partial Surrender

You may make a partial surrender, withdrawing a portion of your policy values, anytime after the first policy year, while the policy is in force. You must request a partial surrender in writing. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

Partial surrenders may reduce the total account value, the death benefit, and the specified amount. The amount of the partial surrender fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.



   Death Benefit
 Option in Effect                                      Impact of Partial Surrender
         1              Will reduce the total account value, death benefit and the specified amount.
         2              Will reduce the total account value and the death benefit, but not the specified amount.
         3              Will reduce the total account value, death benefit and may reduce the specified amount.

Partial surrender proceeds will generally be paid within seven days of our receipt of your request.


POLICY LOANS
You may borrow against the surrender value of your policy. We reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the total account value minus the Loan Account value. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and total account value.

The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid.

The amount of your loan, plus any due but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value.

Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated.


                                                                              25

If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current total account value, the policy will terminate subject to the conditions in the grace period provision. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

The annual loan interest rate we charge during any policy year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the policy anniversary occurs, or, if greater,

o 5.0%

This rate may increase only when it would be at least 0.5% higher than the prior policy year's rate and decrease only when it would be at least 0.5% lower than the prior policy year's rate. We will not change the loan interest rate we charge if the new rate would be less than 0.5% higher or lower than the rate we charged for the prior policy year.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.

The Loan Account value will earn interest at a lower rate than the policy loan interest rate. The difference between the rates will never exceed 0.90%.


LAPSE AND REINSTATEMENT
If at any time the total account value less the Loan Account value is insufficient to pay the monthly deduction, all policy coverage will terminate. This is referred to as policy lapse. The total account value less the Loan Account value may be insufficient:

1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to partial surrenders;

4) due to indebtedness for policy loans; or

5) because of a combination of any of these factors.

If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the total account value less the Loan Account value of your policy is sufficient to pay the monthly deduction amount on a monthly deduction day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly deduction day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.



Reinstatement of a Lapsed Policy

You can apply for reinstatement within five years after the date of lapse and before your policy's maturity date. To reinstate your policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deductions, plus two additional monthly deductions. If we approve your application for reinstatement, your policy will be reinstated on the monthly deduction day following our approval. The policy's total


26

account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any Loan Account value will not be reinstated.


TAX ISSUES
The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General

Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under one of two tests recognized by the Code. The guideline premium test, which limits premiums paid, provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The cash value accumulation test, which does not limit premiums paid, requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. Once your policy is issued, the qualification test cannot be changed. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

Investments in the Separate Account Must be Diversified. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be


                                                                              27

prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includable in the beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.



Policies Which Are MECs

Characterization of a Policy as a MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by the "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following the last material change.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.



Policies Which Are Not MECs

Tax Treatment of Withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.


28

Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.


Tax Treatment of Loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.



Other Considerations

Insured Lives Past Age 100. If the insured survives beyond the end of the mortality table, which is used to measure charges for the policy and which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the Tax Law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20% owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes in the Policy or Changes in the Law. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


                                                                              29

Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.



Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.


LEGAL PROCEEDINGS
Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS
Financial statements of the Separate Account and consolidated financial statements of the Company are located in the SAI.


30

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).


                              Contents of the SAI




GENERAL INFORMATION
   Lincoln Life
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Transfer Agent



POLICY INFORMATION
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age
   Suicide
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Lincoln Life Flexible Premium Variable Life Account S
1933 Act Registration No. 333-72875
1940 Act Registration No. 811-09241

                               End of Prospectus

                                  Prospectus 2

Lincoln Life Flexible Premium Variable Life Account S
The Lincoln National Life Insurance Company

Home Office Location:
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, Indiana 46802
(800) 454-6265

Administrative Office:
Lincoln Corporate Specialty Markets
350 Church Street - MSM1
Hartford, CT 06103-1106
(877) 533-0117

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------
     This prospectus describes Lincoln CVUL Series III, a flexible premium variable life insurance contract (the "policy"), offered by The Lincoln
National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our"). This corporate-owned policy provides for a death benefit on an employee or other individual in whom the corporate owner has an insurable interest, and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.



     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.
                  o American Century Investments Variable Portfolios, Inc.

                  o American Funds Insurance Series

                  o Baron Capital Funds Trust

                  o Delaware VIP Trust

                  o Fidelity Variable Insurance Products

                  o Franklin Templeton Variable Insurance Products Trust

                  o Janus Aspen Series

                  o Lincoln Variable Insurance Products Trust

                  o MFS (Reg. TM) Variable Insurance Trust

                  o Neuberger Berman Advisers Management Trust

                  o Oppenheimer Variable Account Funds

                  o Premier VIT (formerly PIMCO Advisors VIT)

                  o Scudder Investments VIT Funds



Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.

This policy may not be available in all states, and this prospectus only offers the policy for sale in jurisdictions where such offer and sale are lawful.




                         Prospectus Dated: May 1, 2005

                                 Table of Contents




Contents                                                Page
-------------------------------------------------      -----
POLICY SUMMARY ..................................         3
    Benefits of Your Policy .....................         3
    Risks of Your Policy ........................         3
    Charges and Fees ............................         3
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT ...........................         7
    Principal Underwriter .......................         7
    Fund Participation Agreements ...............         7
    Distribution of the Policies and
      Compensation ..............................         8
    Funds .......................................         8
    Fund Withdrawal and Substitution ............        12
    Voting Rights ...............................        12
POLICY CHARGES AND FEES .........................        12
    Premium Load; Net Premium Payment ...........        13
    Surrender Charges ...........................        13
    Partial Surrender Fee .......................        13
    Fund Transfer Fee ...........................        14
    Mortality and Expense Risk Charge ...........        14
    Cost of Insurance Charge ....................        14
    Administrative Fee ..........................        14
    Policy Loan Interest ........................        15
    Rider Charges ...............................        15
    Case Exceptions .............................        15
YOUR INSURANCE POLICY ...........................        15
    Application .................................        16
    Owner .......................................        16
    Right-to-Examine Period .....................        17
    Initial Specified Amount ....................        17
    Transfers ...................................        17
    Market Timing ...............................        18
    Automatic Rebalancing .......................        18
    Riders ......................................        18
    Continuation of Coverage ....................        20
    Paid-Up Nonforfeiture Option ................        20


Contents                                                Page
-------------------------------------------------      -----
    Coverage Beyond Maturity ....................        20
    Termination of Coverage .....................        21
    State Regulation ............................        21
PREMIUMS ........................................        21
    Allocation of Net Premium Payments ..........        21
    Planned Premiums; Additional Premiums .......        22
    Life Insurance Qualification ................        22
    Policy Values ...............................        22
DEATH BENEFITS ..................................        23
    Death Benefit Options .......................        24
    Changes to the Initial Specified Amount and
      Death Benefit Options .....................        24
    Death Benefit Proceeds ......................        25
POLICY SURRENDERS ...............................        25
    Premium Load Refund .........................        26
    Partial Surrender ...........................        26
POLICY LOANS ....................................        27
LAPSE AND REINSTATEMENT .........................        28
    Guaranteed Death Benefit ....................        28
    Reinstatement of a Lapsed Policy ............        29
TAX ISSUES ......................................        29
    Taxation of Life Insurance Contracts in
      General ...................................        29
    Policies Which Are MECs .....................        30
    Policies Which Are Not MECs .................        31
    Other Considerations ........................        31
    Fair Value of Your Policy ...................        32
    Tax Status of Lincoln Life ..................        32
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS ..................................        32
LEGAL PROCEEDINGS ...............................        32
FINANCIAL STATEMENTS ............................        32
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION ........................        33

2

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

Flexibility. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.



Risks of Your Policy

Fluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

Unsuitable for Short-Term Investment. This policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. Outstanding policy loans increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

Adverse Consequences of Early Surrender. Partial surrenders may reduce the policy value and death benefit. Full or partial surrenders may result in tax consequences, and may increase the risk of lapse.

Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.



Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.


                                                                               3

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.



                                              Table I: Transaction Fees
                                         When Charge                                       Amount
         Charge                          is Deducted                                      Deducted
 Maximum sales charge         When you pay a premium.                Guaranteed not to exceed 12.0%1 of the portion
 imposed on premiums                                                 of the premium paid up to Target Premium, and
 (load)                                                              5.0% of the portion of premium paid greater
                                                                     than Target Premium in the first policy year.
 Premium Tax                  When you pay a premium.                A maximum of 5.0% of each premium
                                                                     payment.2
 Surrender Charge             Upon full surrender of your            There is no charge for surrendering your policy.
                              policy.
 Partial Surrender Fee        When you take a partial                There is no charge for a partial surrender.
                              surrender of your policy.
 Fund Transfer Fee            Applied to any transfer request        Guaranteed not to exceed $25.
                              in excess of 12 made during
                              any policy year.

1 9.0% in policy years 2-5 and 5.0% in policy years 6 and beyond.
2 Charges range from 0.0% to 5.0%, depending on the state of issue.

4

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.



                          Table II: Periodic Charges Other Than Fund Operating Expenses
                                        When Charge                                    Amount
          Charge                        is Deducted                                   Deducted
 Cost of Insurance*             Monthly
  Minimum and                                                    The monthly cost of insurance rates for standard
  Maximum Charge                                                 issue individuals ranges from a guaranteed
                                                                 minimum of $0.00 per $1,000 per month to a
                                                                 guaranteed maximum of $83.33 per $1,000 per
                                                                 month of net amount at risk.

                                                                 Individuals considered to be substandard risks
                                                                 can be charged from 125% to 800% of the
                                                                 standard rate.
  Charge for a                                                   For a male or female, age 45, nonsmoker, the
  Representative Insured                                         guaranteed maximum monthly cost of insurance
                                                                 rate is $0.36 per $1,000 of net amount at risk.
 Mortality and Expense          Daily (at the end of each        A daily charge as a percentage of the value of
 Risk Charge ("M&E")            valuation day).                  the Separate Account. Guaranteed never to
                                                                 exceed 0.80%.
 Administrative Fee             Monthly                          $10 per month.3
 Policy Loan Interest           Annually                         The annual rate charged against the loan
                                                                 account will be the greater of 4.8%, or Moody's
                                                                 Investors Service, Inc. Corporate Bond Yield
                                                                 Average - Monthly Average Corporates for the
                                                                 calendar month which ends two months prior to
                                                                 the policy anniversary.

3 Currently $6 per month in all policy years, guaranteed not to exceed $10 per month, based on specific criteria of your policy.


                                                                               5


             Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                 When Charge                             Amount
          Charge                 is Deducted                            Deducted
 Rider Charges                                     Individualized based on optional Rider(s)
                                                   selected.
 Term Insurance Rider*          Monthly
  Minimum and                                      The monthly cost of insurance rates for standard
  Maximum Charge                                   issue individuals ranges from a guaranteed
                                                   minimum of $0.00 per $1,000 per month to a
                                                   guaranteed maximum of $83.33 per $1,000 per
                                                   month of net amount at risk.

                                                   Individuals with higher mortality risk than
                                                   standard issue individuals can be charged from
                                                   125% to 800% of the standard rate.
  Charge for a                                     For a male or female, age 45, nonsmoker, the
  Representative insured                           guaranteed maximum monthly cost of insurance
                                                   rate is $0.36 per $1,000 of net amount at risk.
 Cash Value Enhancement         N/A                There is no charge for this rider.
 Rider
 Change of Insured Rider        N/A                There is no charge for this rider.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.



 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Minimum        Maximum
 Total management fees, distribution and/or service         0.29%         3.88% 4
 (12b-1) fees, and other expenses.

4 Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 2.77%. These waivers and reductions generally extend through April 30, 2006 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.


6

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT
The Lincoln National Life Insurance Company (Lincoln Life) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln Life Flexible Premium Variable Life Account S (Separate Account) is a separate account of the Company which was established on November 2, 1998. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the Indiana Insurance Department.

Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.



Principal Underwriter

Lincoln Life is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. Lincoln Life received $17,290,014 in 2004, $11,518,509 in 2003 and $8,237,455 in 2002 for the sale of policies offered through the Separate Account. Lincoln Life retains no underwriting commissions from the sale of the policies.



Fund Participation Agreements

In order to make the funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between 0.10% and 0.45% of the assets attributable to the policies. These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs:
American Century Investments Variable Portfolios, Inc., American Funds Insurance Series, Baron Capital Funds Trust, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust and Janus Aspen Series.

Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not


                                                                               7

predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us (or our affiliates) would decrease.



Distribution of the Policies and Compensation

The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, Inc., both of whom are our affiliates. Registered representatives may receive commission and service fees up to 35% of first year premium, plus up to 10% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.



Funds

The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

We select the funds offered through the policies based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment adviser, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant policy owner assets. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.


8

Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


American Century Investments Variable Portfolios, Inc., advised by American Century Investment Management, Inc.

   o Income and Growth Fund (Class I): Growth and income.

   o Inflation Protection Fund (Class II): Inflation protection.

   o International Fund (Class I): Capital appreciation.


American Funds Insurance Series, advised by Capital Research and Management Company

   o Bond Fund (Class 2): Current income.

   o Global Growth Fund (Class 2): Long-term growth.

   o Global Small Capitalization Fund (Class 2): Long-term growth.

   o Growth Fund (Class 2): Long-term growth.

   o Growth-Income Fund (Class 2): Growth and income.

   o High-Income Bond Fund (Class 2): High current income.

   o International Fund (Class 2): Long-term growth.

   o U.S. Government/AAA Rated Securities Fund (Class 2): High current income.


Baron Capital Funds Trust, advised by BAMCO, Inc.

   o Baron Capital Asset Fund (Insurance Shares): Maximum capital appreciation.


Delaware VIP Trust, advised by Delaware International Advisers Ltd. for the International Value Equity Series, and by Delaware Management Company for all other funds

   o Capital Reserves Series (Standard Class): Current income.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Diversified Income Series (Standard Class): Total return.

   o Emerging Markets Series (Standard Class): Capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

   o High Yield Series (Standard Class): Total return.

   o International Value Equity Series (Standard Class): Long-term growth.

   o REIT Series (Standard Class): Total return.

   o Small Cap Value Series (Standard Class): Capital appreciation.

   o Trend Series (Standard Class): Capital appreciation.

                                                                               9

Fidelity Variable Insurance Products, advised by Fidelity Management & Research
     Company.

   o Asset Manager Portfolio (Service Class): High total return.

   o Contrafund Portfolio (Service Class): Long-term capital appreciation.

   o Growth Portfolio (Service Class): Capital appreciation.

   o High Income Portfolio (Service Class): High current income.

   o Mid Cap Portfolio (Service Class): Long-term growth.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Overseas Portfolio (Service Class): Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Income Securities Fund, by Templeton Investment Counsel, LLC for the Templeton Foreign Securities Fund and the Templeton Global Asset Allocation Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund.

   o Franklin Small-Mid Cap Growth Securities Fund (Class 2): Long-term growth.

     (formerly Franklin Small Cap Fund)

   o Templeton Foreign Securities Fund (Class 2): Long-term growth.

   o Templeton Global Asset Allocation Fund (Class 2): Maximum capital appreciation.
     (Subadvised by Franklin Advisers, Inc.)

   o Templeton Global Income Securities Fund (Class 1): Total return.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Templeton Growth Securities Fund (Class 2): Long-term growth. (Subadvised by Templeton Asset Management Ltd.)


Janus Aspen Series, advised by Janus Capital Management LLC.

   o Balanced Portfolio (Institutional Shares): Long-term growth and current income.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Flexible Bond Portfolio (Institutional Shares): Income.
     (formerly Flexible Income Portfolio)

   o Global Technology Portfolio (Service Shares): Long-term growth.

   o Mid Cap Growth Portfolio (Institutional Shares): Long-term growth. This fund will be available only to existing cases as of May 16, 2005.
Consult your financial adviser.

   o Worldwide Growth Portfolio (Institutional Shares): Long-term growth.
     This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.


Lincoln Variable Insurance Products Trust, advised by Delaware Management
     Company.

   o Aggressive Growth Fund (Standard Class): Maximum capital appreciation. (Subadvised by T. Rowe Price Associates, Inc.)

   o Bond Fund (Standard Class): Current income.

   o Capital Appreciation Fund (Standard Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

   o Core Fund (Standard Class): Capital appreciation.
     (Subadvised by Salomon Brothers Asset Management Inc., a wholly-owned subsidiary of Citigroup Inc.)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Equity-Income Fund (Standard Class): Income.
     (Subadvised by Fidelity Management & Research Company)

10

   o Global Asset Allocation Fund (Standard Class): Total return.
     (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global
AM))

   o Growth Fund (Standard Class): Long-term growth.
     (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Growth and Income Fund (Standard Class): Capital appreciation.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Growth Opportunities Fund (Standard Class): Long-term growth. (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Money Market Fund (Standard Class): Preservation of capital.

   o Social Awareness Fund (Standard Class): Capital appreciation.

   o Aggressive Profile Fund (Standard Class): Capital appreciation. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Conservative Profile Fund (Standard Class): Current income.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderate Profile Fund (Standard Class): Total return.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderately Aggressive Profile Fund (Standard Class): Growth and income. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.


MFS (Reg. TM) Variable Insurance Trust, advised by Massachusetts Financial
     Services Company

   o Capital Opportunities Series (Initial Class): Capital appreciation. This fund will be available only to existing cases as of May 16, 2005.
Consult your financial adviser.

   o Emerging Growth Series (Initial Class): Long-term growth.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Research Series (Initial Class): Long-term growth.

   o Total Return Series (Initial Class): Growth and income.

   o Utilities Series (Initial Class): Growth and income.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

   o Mid-Cap Growth Portfolio (I Class): Capital appreciation.

   o Partners Portfolio (I Class): Capital appreciation.


Oppenheimer Variable Account Funds, advised by OppenheimerFunds Inc.

   o Oppenheimer Main Street Fund (Reg. TM)/VA: Growth and income. (formerly Main Street Growth and Income Fund (Reg. TM)/VA)


Premier VIT (formerly PIMCO Advisers VIT), advised by OpCap Advisors

   o Managed Portfolio: Growth of capital.

                                                                              11

Scudder Investments VIT Funds, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

   o EAFE (Reg. TM) Equity Index Fund (Class A): Capital appreciation.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Equity 500 Index Fund (Class A): Capital appreciation.

   o Small Cap Index Fund (Class A): Capital appreciation.



Fund Withdrawal and Substitution

Lincoln Life may withdraw funds and substitute shares of other funds if:

1) the shares of any fund should no longer be available for investment by the Separate Account; or

2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.



Voting Rights

The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.


POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

The current charges for premium load and mortality and expense risk vary by specific criteria of your policy. These criteria include:

o the initial policy premium, and the total premiums expected to be paid,
o total assets under management with the Company,
o the purpose for which the policies are being purchased,
o the level of plan administration services required.

Differences in charges will not be unfairly discriminatory to any owners. Specific charges are shown on the policy specifications page.

In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses).


12

Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

The monthly deductions, including the cost of insurance charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account. The monthly deductions are made on the "monthly deduction day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly deduction day is non-existent for that month, or is not a valuation day, then the monthly deduction day is the next valuation day.

If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.



Premium Load; Net Premium Payment

We deduct a percentage from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment." Target premium is based on the maximum annual premium allowed under the Internal Revenue Code for a policy which is not a modified endowment contract, providing a death benefit equal to the specified amount and paying seven level, annual premiums. See the Tax Issues section later in this prospectus. The target premium is shown in the policy specifications.

The current premium load ranges are:



                           Portion of Premium        Portion of Premium
                               Paid up to            Paid greater than
    Policy Years             Target Premium            Target Premium
--------------------      --------------------      -------------------
          1                  7.5% - 10.5%               1.0% - 2.5%
          2                   6.0% - 7.5%               1.0% - 1.5%
         3-5                  3.5% - 7.5%               1.0% - 1.5%
         6-7                  1.5% - 3.5%               1.0% - 1.5%
  8 and thereafter               1.5%                   1.0% - 1.5%

The premium load is guaranteed to be no higher than the amounts shown in the following table:



                      Portion of Premium        Portion of Premium
                          Paid up to            Paid greater than
  Policy Years          Target Premium            Target Premium
---------------      --------------------      -------------------
       1                    12.0%                     5.0%
      2-5                   9.0%                      5.0%
  6 and after               5.0%                      5.0%

For the purpose of calculating current and maximum premium loads, an increase in specified amount is treated as a newly issued policy.

We deduct an explicit premium tax charge from premium payments equal to state and municipal premium taxes. The tax ranges from 0% to 5% depending upon the state of issue.



Surrender Charges

There are no surrender charges for your policy.



Partial Surrender Fee

There is no surrender charge or administrative fee imposed on partial surrenders.

                                                                              13

Fund Transfer Fee

The Company reserves the right to charge $25 for each transfer after the twelfth transfer per policy year.



Mortality and Expense Risk Charge

We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated.

Current mortality and expense risk charges, on an annualized basis, are within the ranges below, based on the level of average annual planned premium:



                       Annualized Mortality
  Policy Years         Expense Risk Charge
----------------      ---------------------
      1-10                 0.40%-0.70%
      11-20                0.20%-0.35%
  21 and after             0.10%-0.35%

The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.80%.



Cost of Insurance Charge

A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

The cost of insurance charge depends on the policy duration, the age and underwriting category of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the policy value and it may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.

The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.



Administrative Fee

The monthly administrative fee as of the date of issue is $6.00 per month in all policy years. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters. The Company may change this fee after the first policy year based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month.


14

Policy Loan Interest

If you borrow against your policy, interest will accrue on the Loan Account value. The interest rate will be the greater of 4.8%, or Moody's Investors Service, Inc. Corporate Bond Yield Average-Monthly Average Corporates for the calendar month which ends two months prior to the policy anniversary.

We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a Loan Account value, we will notify you of any change in the interest rate before the new rate becomes effective.



Rider Charges

Term Insurance Rider. There are monthly cost of insurance charges for this rider, based on the policy duration, and the age and underwriting category of the insured.



Case Exceptions

We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including:

o the number of lives to be insured,

o the total premiums expected to be paid,

o total assets under management with the Company,

o the nature of the relationship among the insured individuals,

o the purpose for which the policies are being purchased,

o expected persistency of the individual policies, and

o any other circumstances which we believe to be relevant to the expected reduction of our expenses.

Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any owners.


YOUR INSURANCE POLICY
Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.

We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

If we obtain appropriate approvals from policy owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;


                                                                              15

o deregister the Separate Account; or

o combine the Separate Account with another separate account.

We will notify you of any change that is made.

The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; Guaranteed Death Benefit premium (subject to state availability); and guaranteed maximum cost of insurance rates.

When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.


Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

We allow electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.




Application

If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, if required, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the age and underwriting category of the insured.

A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age
85. Age will be determined by the nearest birthday of the insured.



Owner

The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) either of two life insurance qualification methods;

3) the amount and frequency of premium payments; and

16

4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

You are entitled to exercise rights and privileges of your policy as long as the insured is living and before the maturity date. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.



Right-to-Examine Period

You may return your policy to us for cancellation within ten days after you receive it (or a greater number of days if required by your state). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, depending on the state of issue of your policy, we will refund to you either all premium payments, or the policy value plus any charges and fees. If a premium payment was made by check, there may be a delay until the check clears.

If your policy is issued in a state that requires return of premium payments, any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.

If your policy is issued in a state that provides for return of value, any net premium payments received before the end of the right-to-examine period will be allocated directly to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. The owner bears the risk of a decline in Sub-Account values. If the policy is returned for cancellation within the right-to-examine period, we will return the policy value, plus any charges and fees, as of the date the cancelled policy is received at our Administrative Office.



Initial Specified Amount

You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.



Transfers

You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. The Company reserves the right to charge $25 for each transfer request after the twelfth request per year.

Within 45 days after each policy anniversary, and before the maturity date, you may also transfer a portion of the Fixed Account value to one or more variable Sub-Accounts. A transfer from the Fixed Account is allowed once in the 45-day period after the policy aniversary and will be effective as of the next valuation period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account value during the prior 5 years or $1,000.

Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing.

Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office


                                                                              17

receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.



Market Timing

Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our policy owners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other policy owners or fund shareholders. We discourage frequent transfers, and we accommodate frequent transfers only if we lack a contractual basis to refuse those transfer requests.

We discourage frequent trading by assessing transfer charges and enforcing limitations on transfers to the extent allowed by the policies as described in the Transfers section and Transaction Fee Table of the prospectus. We apply these limitations uniformly to all policy owners. If, however, we are unable to prevent market timing, certain policy owners may engage in market timing activity which is harmful to other policy owners. That harm may include the dilution of the value of fund shares and increased expenses which negatively impact investment returns as described above.

The funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. Policy owners and other persons with interests under the policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the funds.

In our sole discretion, we may impose revised Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We will apply these revised Market Timing Procedures uniformly to all policy owners. In addition, we may impose other procedures or restrictions as required by law or court order, or to comply with state or federal regulatory requirements. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.



Automatic Rebalancing

You may elect to participate in automatic rebalancing. There is currently no charge for this program.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, they may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.


18

Term Insurance Rider. The policy can be issued with a Term Insurance Rider as a portion of the total death benefit. The rider provides term life insurance on the life of the insured, which is annually renewable to attained age 100. This rider will continue in effect unless canceled by the owner. The amount of coverage provided under the rider's benefit amount varies from month to month.

The benefit amount is the target face amount minus the basic policy specified amount. However, if the death benefit of the policy is defined as a percentage of the policy value, the benefit amount is zero. Refer to your policy specifications for the benefit amount.

The cost of the rider is added to the monthly deductions, and is based on the insured's premium class, issue age and the number of policy years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that policy year.

The rider's death benefit is included in the total death benefit paid under the policy.

Cash Value Enhancement Rider. The policy can be issued with a Cash Value Enhancement Rider. This rider provides additional surrender value if the policy is fully surrendered within 7 years of the date of issue of the policy. This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. If the Cash Value Enhancement Rider is elected, its benefit replaces the premium load refund benefit on the policy. There is no cost for this rider.

Under this rider, the full surrender value of the policy will equal:

1) the policy value on the date of surrender; less

2) the Loan Account value plus any accrued interest; plus

3) the cash value enhancement ("CVE") benefit.

The cash value enhancement benefit will equal:

1) the cash value enhancement rate (CVE%); times

2) the term blend adjustment factor; times

3) the cumulative cash value enhancement premium.

The current value of the CVE% varies by policy year :



    Policy Years           CVE%
--------------------      ------
          1               14.0%
          2               11.0%
          3                9.0%
          4                7.0%
          5                5.0%
          6                3.0%
          7                1.0%
  8 and thereafter         0.0%

The CVE% may be changed at any time, and will not exceed 15% in any policy year
..

The term blend adjustment factor is equal to 1.0 unless a Term Insurance Rider is attached to this policy. If a Term Insurance Rider is attached to this policy, the term blend adjustment factor will equal

o 0.6, plus

o 0.4 times the ratio of the basic policy specified amount to the target face amount.

                                                                              19

The insured cumulative CVE premium is the sum of the CVE premium for all prior policy years, plus the CVE premium for the current policy year. During the first policy year, the sum of the CVE premium for all prior policy years is zero. The CVE premium for any policy year is the lesser of (a) and (b):

(a) the sum of premiums paid during the policy year; less the sum of any partial surrenders during the policy year; or

(b) the target premium for the policy year; times the ratio of the target face amount to the basic policy specified amount.

This rider terminates on the earliest of:

o seven years after the date of issue of this policy; or

o the maturity date of this policy; or

o the date this policy ends; or

o the next monthly deduction day after we receive your written request to terminate this rider.

This rider will terminate without value if this policy is exchanged for another under Section 1035 of the Internal Revenue Code ("Code").

Change of Insured Rider. With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new insured may differ from charges applicable to the current insured. Exercising the Change of Insured Rider is a fully taxable event.



Continuation of Coverage

Coverage of this policy will continue to the maturity date if your surrender value is sufficient to cover each monthly deduction. The maturity date for this policy is the policy anniversary nearest the insured's 100th birthday. As of the maturity date, the death benefit will be equal to the surrender value.



Paid-Up Nonforfeiture Option

You may elect, any time prior to the maturity date, to continue this policy as paid-up life insurance. The effective date of the paid-up insurance will be the monthly deduction day following the receipt of your written request at our Administrative Office. As of the effective date:

o the specified amount will be the amount which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy (this may not exceed the death benefit),

o no further premium payments, monthly deductions, interest credits or changes in coverage may be made,

o we will transfer the Separate Account value to the Fixed Account value, and

o all extra benefit riders will terminate.



Coverage Beyond Maturity

At any time prior to the maturity date of this policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.

If elected, the following will apply:

o we will transfer the value of the Separate Account to the Fixed Account,

20

o we will credit interest on the policy value,

o where permitted by law we will continue to charge you monthly deductions, except we will not charge you any cost of insurance,

o loan interest on any loans outstanding on the maturity date will continue to accrue,

o the death benefit will be equal to the policy value and the death benefit proceeds will be the policy value less any indebtedness.

This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.

At this time, uncertainties exist about the tax treatment of the policy if it should continue beyond the maturity date. Therefore, you should consult your tax adviser before the policy becomes eligible for coverage beyond maturity.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the policy;

2) death of the insured;

3) failure to pay the necessary amount of premium to keep your policy in force;
or

4) the maturity date, unless coverage beyond maturity is elected.



State Regulation

The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your policy. You should refer to your policy for these state specific features.


PREMIUMS
You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to meet the Guaranteed Death Benefit premium or to keep the policy in force. Premiums may be paid anytime before the insured reaches age 100.

The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.



Allocation of Net Premium Payments

Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing or electronically. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The percentages of net premium payments allocated to the Sub-Accounts and Fixed Account must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 p.m. Eastern Time, unless the New York Stock Exchange closes earlier.


                                                                              21

The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.



Planned Premiums; Additional Premiums

Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, quarterly, or monthly.

In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

You may increase planned premiums, or pay additional premiums, subject to certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. The excess amount of premium will be returned to you.



Life Insurance Qualification

A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose either the guideline premium test or the cash value accumulation test.

Depending on your primary objective for purchasing this policy, and the level of premium payments, one method may better suit your needs than the other. Generally, the cash value accumulation method permits higher premium payments, but may result in higher cost of insurance charges because of a higher death benefit corridor, and taxation of partial surrenders or policy loans because the amount of premium paid will exceed seven level annual premiums (known as a "7 pay test"). Generally, the guideline premium test maximizes the potential for growth in total account value. Refer to your policy specifications page for the limits applicable to your policy.

Discuss this choice with your financial representative and tax adviser before purchasing the policy. Once your policy is issued, the qualification method cannot be changed.



Policy Values

Policy value in a variable life insurance policy is also called the total account value.

The total account value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the total account value reflects:

1) net premium payments made;

2) the amount of any partial surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the Loan Account; and

5) all charges and fees deducted.

The Separate Account value, if any, is the portion of the total account value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested.


22

A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus

2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. This guaranteed rate equals 0.32737%, per month, compounded monthly.

The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. We do not guarantee the Loan Account value. The Loan Account value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%.

We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a Loan Account value, we will notify you of any change in the interest rate before the new rate becomes effective.

The interest earned by the Loan Account value will be added to the Fixed Account value and the Separate Account value in the same proportion in which the loan amount was originally deducted from these values.

The "net" total account value is the total account value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

We will tell you at least annually the total account value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.


DEATH BENEFITS
The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.


                                                                              23

Death Benefit Options

Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

1) the amount determined by the death benefit option in effect on the date of the death of the insured, or

2) a percentage of the total account value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your policy.

Death benefit proceeds under either calculation will be reduced by any Loan Account value plus any accrued interest, and any overdue deductions.

The following table provides more information about the death benefit options.



 Option                        Death Benefit Proceeds Equal to the                                  Variability
    1         Specified amount, which includes the total account value as of the         Generally provides a level death
              date of the insured's death.                                               benefit
    2         Sum of the specified amount plus the total account value as of the         May increase or decrease over
              date of the insured's death.                                               time, depending on the amount
                                                                                         of premium paid and the
                                                                                         investment performance of the
                                                                                         underlying Sub-Accounts or the
                                                                                         Fixed Account.
    3         Specified amount plus the accumulated premiums (all premiums               Will generally increase,
              paid from the date of issue accumulated at the premium                     depending on the amount of
              accumulation rate chosen by you before policy issue and shown in           premium paid.
              the policy specifications pages), less withdrawals as of the date of the insured's death. The total death benefit under this option is limited and will not exceed the total death benefit payable under
              Option 2.

If your policy includes a Term Insurance Rider, the target face amount replaces the specified amount in each of the death benefit options.

If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                   Impact
     1 to 2          The new specified amount will equal the specified amount prior to the change minus the total account value at the time of the change.

24


 Option change                                                    Impact
     2 to 1          The new specified amount will equal the specified amount prior to the change plus the total account value at the time of the change.
     1 to 3          Changes from Option 1 to Option 3 are not allowed.
     3 to 1          The new specified amount will equal the specified amount prior to the change plus the lesser of the accumulated premiums or the total account value at the time of the change.
     2 to 3          Changes from Option 2 to Option 3 are not allowed.
     3 to 2          The new specified amount will equal the specified amount prior to the change minus the greater of zero or the difference between the total account value and the accumulated premiums at the time of the change.

Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Changes in specified amount do not affect the premium load as a percentage of premium.

We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

Any change is effective on the first monthly deduction day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the change will be effective on the first monthly deduction day on which the total account value is equal to, or greater than, the monthly deduction amount.

Increases in the specified amount will increase the Guaranteed Death Benefit Premium and decreases will decrease this premium. The premium required to maintain the Guaranteed Death Benefit will be based on the new specified amount.



Death Benefit Proceeds

Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.


POLICY SURRENDERS
You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

The surrender value of your policy is the amount you can receive by surrendering the policy. This equals the total account value minus the Loan Account value including any accrued interest, plus any credit from the premium load refund, or the Cash Value Enhancement Rider, if applicable. All or part of the surrender value may be applied to one or more of the settlement options.

Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the


                                                                              25

valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.



Premium Load Refund

In certain circumstances described below, if you surrender your policy within 60 months after date of issue, you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. This credit, if any, may vary by specific criteria of your policy. These criteria include:

o the initial policy premium, and the total premiums expected to be paid,

o total assets under management for the owner,

o the purpose for which the policies are being purchased,

o the level of plan administration services required.

Differences in charges will not be unfairly discriminatory to any owners. Refer to your policy specifications page.

To determine the surrender value during the premium load refund period, the total account value will be reduced by the amount of any Loan Account value, including accrued interest. That amount would be increased by the applicable credit for the premium load. This refund is not guaranteed and is not available if your policy is in default. There is no refund after 60 months. This credit may vary by state of issue.

The amount of the premium load refund is equal to the first year premium load refund amount plus the premium tax charge for first year premiums multiplied by the premium load refund percentage.

Currently, the first year premium load refund amount ranges are:



                                                    Portion of First Year               Portion of First Year
                                                  Premium Paid up to Target        Premium Paid greater than Target
                                                 ---------------------------      ---------------------------------
     First Year Premium Load Refund Amount              7.0% - 7.5%                          1.0% - 3.0%

The premium load refund percentages range from:



                       Premium Load
 Policy Years        Refund Percentage
--------------      ------------------
       1                   100%
       2                75% - 100%
       3                0% - 100%
       4                0% - 100%
       5                0% - 100%
      6+                    0%

In no circumstances will the premium load refund be larger than the actual first year premium load and premium tax charge taken.



Partial Surrender

You may make a partial surrender, withdrawing a portion of your policy values, anytime after the first policy year, while the policy is in force. You must request a partial surrender in writing. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

Partial surrenders may reduce the total account value, the death benefit, and the specified amount. The amount of the partial surrender fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values.


26

The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.



   Death Benefit
 Option in Effect                                      Impact of Partial Surrender
         1              Will reduce the total account value, death benefit and the specified amount.
         2              Will reduce the total account value and the death benefit, but not the specified amount.
         3              Will reduce the total account value, death benefit and may reduce the specified amount.

Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

A reduction in the specified amount will cause a reduction in the required premiums for the Guaranteed Death Benefit. Premiums required to maintain the Guaranteed Death Benefit will be based on the new specified amount.


POLICY LOANS
You may borrow against the surrender value of your policy. We reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the total account value minus the Loan Account value. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and total account value.

The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid.

The amount of your loan, plus any due but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value.

Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated.

If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current total account value, the policy will terminate subject to the conditions in the grace period provision, unless the Guaranteed Death Benefit provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

The annual loan interest rate we charge during any policy year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the policy anniversary occurs, or, if greater,

o 4.8%

This rate may increase only when it would be at least 0.5% higher than the prior policy year's rate and decrease only when it would be at least 0.5% lower than the prior policy year's rate. We will not change the loan interest rate we charge if the new rate would be less than 0.5% higher or lower than the rate we charged for the prior policy year.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.


                                                                              27

The Loan Account value will earn interest at a lower rate than the policy loan interest rate. The difference between the rates will never exceed 0.80%.


LAPSE AND REINSTATEMENT
If at any time the total account value less the Loan Account value is insufficient to pay the monthly deduction, all policy coverage will terminate, unless your policy is continued under the Guaranteed Death Benefit. This is referred to as policy lapse. The total account value less the Loan Account value may be insufficient:

1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to partial surrenders;

4) due to indebtedness for policy loans; or

5) because of a combination of any of these factors.

If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the total account value less the Loan Account value of your policy is sufficient to pay the monthly deduction amount on a monthly deduction day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly deduction day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.



Guaranteed Death Benefit

The Guaranteed Death Benefit assures that as long as the Guaranteed Death Benefit premium test, as described below, is met, the policy will stay in force even if the surrender value is insufficient to cover current monthly deductions. The Guaranteed Death Benefit premium is a specified amount of premium required to keep the policy in force to age 100 of the insured. This premium amount is shown on the policy specifications page.

There is no difference in the calculation of policy values and the death benefit between a policy that has the Guaranteed Death Benefit, and a policy that does not. This is true whether or not the Guaranteed Death Benefit is active and keeping the policy from lapsing.

We will test annually to determine if the sum of all premiums paid to date is sufficient to support the Guaranteed Death Benefit then in effect. In order for the guaranteed death benefit to be in effect, the cumulative premiums paid less partial surrenders must be greater than or equal to the required monthly guaranteed death benefit premium multiplied by the number of months elapsed since the policy's date of issue.

If these premiums are deficient, we will notify you and give you 61 days to pay the deficient amount. If we do not receive the deficient amount within the 61-day period, the Guaranteed Death Benefit will terminate.

The Guaranteed Death Benefit may not be available to all risk classes. If the Guaranteed Death Benefit is terminated it may not be reinstated. Increases, decreases, partial surrenders, and death benefit option changes may affect the Guaranteed Death Benefit premium. These events and policy loans may also affect the policy's ability to remain in force even if the cumulative annual Guaranteed Death Benefit test has been met.

If the Guaranteed Death Benefit terminates, the premiums you must pay to keep the policy in force may be significantly higher than the Guaranteed Death Benefit premium would have been. If you pay only the minimum premium needed to keep the Guaranteed Death Benefit in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.


28

Reinstatement of a Lapsed Policy

You can apply for reinstatement within five years after the date of lapse and before your policy's maturity date. To reinstate your policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deductions, plus two additional monthly deductions. If we approve your application for reinstatement, your policy will be reinstated on the monthly deduction day following our approval. The policy's total account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any Loan Account value will not be reinstated.


TAX ISSUES
The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General

Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under one of two tests recognized by the Code. The guideline premium test, which limits premiums paid, provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The cash value accumulation test, which does not limit premiums paid, requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. Once your policy is issued, the qualification test cannot be changed. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

Investments in the Separate Account Must be Diversified. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.


                                                                              29

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includable in the beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.



Policies Which Are MECs

Characterization of a Policy as a MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by the "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following the last material change.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.


30

Policies Which Are Not MECs

Tax Treatment of Withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.


Tax Treatment of Loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.



Other Considerations

Insured Lives Past Age 100. If the insured survives beyond the end of the mortality table, which is used to measure charges for the policy and which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the Tax Law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20% owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes in the Policy or Changes in the Law. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of


                                                                              31

such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.



Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.


LEGAL PROCEEDINGS
Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS
Financial statements of the Separate Account and consolidated financial statements of the Company are located in the SAI.


32

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).


                              Contents of the SAI




GENERAL INFORMATION
   Lincoln Life
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Transfer Agent



POLICY INFORMATION
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age
   Suicide
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Lincoln Life Flexible Premium Variable Life Account S
1933 Act Registration No. 333-72875
1940 Act Registration No. 811-09241

                               End of Prospectus

                                  Prospectus 3

Lincoln Life Flexible Premium Variable Life Account S
The Lincoln National Life Insurance Company

Home Office Location:
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, Indiana 46802
(800) 454-6265

Administrative Office:
Lincoln Corporate Specialty Markets
350 Church Street - MSM1
Hartford, CT 06103-1106
(877) 533-0117

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------
     This prospectus describes Lincoln CVUL Series III, a flexible premium variable life insurance contract (the "policy"), offered by The Lincoln
National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our"). This corporate-owned policy provides for a death benefit on an employee or other individual in whom the corporate owner has an insurable interest, and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.



     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the Elite Series of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.
                  o AIM Variable Insurance Funds*

                  o AllianceBernstein Variable Products Series Fund, Inc.

                  o American Century Investments Variable Portfolios, Inc.

                  o American Funds Insurance Series

                  o Baron Capital Funds Trust

                  o Delaware VIP Trust

                  o Fidelity Variable Insurance Products

                  o Franklin Templeton Variable Insurance Products Trust

                  o Janus Aspen Series

                  o Lincoln Variable Insurance Products Trust

                  o MFS (Reg. TM) Variable Insurance Trust

                  o Neuberger Berman Advisers Management Trust

                  o Putnam Variable Trust*

                  o Scudder Investments VIT Funds


   * AIM and Putnam funds are available only to existing cases as of May 10, 2004. Consult your financial adviser.



Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.

This policy may not be available in all states, and this prospectus only offers the policy for sale in jurisdictions where such offer and sale are lawful.




                         Prospectus Dated: May 1, 2005

                                 Table of Contents




Contents                                                Page
-------------------------------------------------      -----
POLICY SUMMARY ..................................         3
    Benefits of Your Policy .....................         3
    Risks of Your Policy ........................         3
    Charges and Fees ............................         3
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT ...........................         7
    Principal Underwriter .......................         7
    Fund Participation Agreements ...............         7
    Distribution of the Policies and
      Compensation ..............................         8
    Funds .......................................         8
    Fund Withdrawal and Substitution ............        12
    Voting Rights ...............................        12
POLICY CHARGES AND FEES .........................        12
    Premium Load; Net Premium Payment ...........        13
    Surrender Charges ...........................        14
    Partial Surrender Fee .......................        14
    Fund Transfer Fee ...........................        14
    Mortality and Expense Risk Charge ...........        14
    Cost of Insurance Charge ....................        14
    Administrative Fee ..........................        15
    Policy Loan Interest ........................        15
    Rider Charges ...............................        15
    Case Exceptions .............................        15
YOUR INSURANCE POLICY ...........................        16
    Application .................................        17
    Owner .......................................        17
    Right-to-Examine Period .....................        17
    Initial Specified Amount ....................        17
    Transfers ...................................        18
    Market Timing ...............................        18
    Automatic Rebalancing .......................        19
    Riders ......................................        19
    Continuation of Coverage ....................        20
    Paid-Up Nonforfeiture Option ................        21


Contents                                                Page
-------------------------------------------------      -----
    Coverage Beyond Maturity ....................        21
    Termination of Coverage .....................        21
    State Regulation ............................        21
PREMIUMS ........................................        22
    Allocation of Net Premium Payments ..........        22
    Planned Premiums; Additional Premiums .......        22
    Life Insurance Qualification ................        22
    Policy Values ...............................        23
DEATH BENEFITS ..................................        24
    Death Benefit Options .......................        24
    Changes to the Initial Specified Amount and
      Death Benefit Options .....................        25
    Death Benefit Proceeds ......................        25
POLICY SURRENDERS ...............................        26
    Premium Load Refund .........................        26
    Partial Surrender ...........................        27
POLICY LOANS ....................................        27
LAPSE AND REINSTATEMENT .........................        28
    Guaranteed Death Benefit ....................        29
    Reinstatement of a Lapsed Policy ............        29
TAX ISSUES ......................................        29
    Taxation of Life Insurance Contracts in
      General ...................................        29
    Policies Which Are MECs .....................        30
    Policies Which Are Not MECs .................        31
    Other Considerations ........................        31
    Fair Value of Your Policy ...................        32
    Tax Status of Lincoln Life ..................        32
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS ..................................        32
LEGAL PROCEEDINGS ...............................        33
FINANCIAL STATEMENTS ............................        33
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION ........................        34

2

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

Flexibility. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.



Risks of Your Policy

Fluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

Unsuitable for Short-Term Investment. This policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. Outstanding policy loans increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

Adverse Consequences of Early Surrender. Partial surrenders may reduce the policy value and death benefit. Full or partial surrenders may result in tax consequences, and may increase the risk of lapse.

Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.



Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.


                                                                               3

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.



                                              Table I: Transaction Fees
                                         When Charge                                       Amount
         Charge                          is Deducted                                      Deducted
 Maximum sales charge         When you pay a premium.                Guaranteed not to exceed 12.0%1 of the portion
 imposed on premiums                                                 of the premium paid up to Target Premium, and
 (load)                                                              5.0% of the portion of premium paid greater
                                                                     than Target Premium in the first policy year.
 Premium Tax                  When you pay a premium.                A maximum of 5.0% of each premium
                                                                     payment.2
 Surrender Charge             Upon full surrender of your            There is no charge for surrendering your policy.
                              policy.
 Partial Surrender Fee        When you take a partial                There is no charge for a partial surrender.
                              surrender of your policy.
 Fund Transfer Fee            Applied to any transfer request        Guaranteed not to exceed $25.
                              in excess of 12 made during
                              any policy year.

1 9.0% in policy years 2-5 and 5.0% in policy years 6 and beyond.
2 Charges range from 0.0% to 5.0%, depending on the state of issue.

4

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.



                          Table II: Periodic Charges Other Than Fund Operating Expenses
                                        When Charge                                    Amount
          Charge                        is Deducted                                   Deducted
 Cost of Insurance*             Monthly
  Minimum and                                                    The monthly cost of insurance rates for standard
  Maximum Charge                                                 issue individuals ranges from a guaranteed
                                                                 minimum of $0.00 per $1,000 per month to a
                                                                 guaranteed maximum of $83.33 per $1,000 per
                                                                 month of net amount at risk.

                                                                 Individuals considered to be substandard risks
                                                                 can be charged from 125% to 800% of the
                                                                 standard rate.
  Charge for a                                                   For a male or female, age 45, nonsmoker, the
  Representative Insured                                         guaranteed maximum monthly cost of insurance
                                                                 rate is $0.36 per $1,000 of net amount at risk.
 Mortality and Expense          Daily (at the end of each        A daily charge as a percentage of the value of
 Risk Charge ("M&E")            valuation day).                  the Separate Account. Guaranteed never to
                                                                 exceed 0.80%.
 Administrative Fee             Monthly                          $10 per month.3
 Policy Loan Interest           Annually                         The annual rate charged against the loan
                                                                 account will be the greater of 4.8%, or Moody's
                                                                 Investors Service, Inc. Corporate Bond Yield
                                                                 Average - Monthly Average Corporates for the
                                                                 calendar month which ends two months prior to
                                                                 the policy anniversary.

3 Currently $6 per month in all policy years, guaranteed not to exceed $10 per month, based on specific criteria of your policy.


                                                                               5


             Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                 When Charge                             Amount
          Charge                 is Deducted                            Deducted
 Rider Charges                                     Individualized based on optional Rider(s)
                                                   selected.
 Term Insurance Rider*          Monthly
  Minimum and                                      The monthly cost of insurance rates for standard
  Maximum Charge                                   issue individuals ranges from a guaranteed
                                                   minimum of $0.00 per $1,000 per month to a
                                                   guaranteed maximum of $83.33 per $1,000 per
                                                   month of net amount at risk.

                                                   Individuals with higher mortality risk than
                                                   standard issue individuals can be charged from
                                                   125% to 800% of the standard rate.
  Charge for a                                     For a male or female, age 45, nonsmoker, the
  Representative insured                           guaranteed maximum monthly cost of insurance
                                                   rate is $0.36 per $1,000 of net amount at risk.
 Cash Value Enhancement         N/A                There is no charge for this rider.
 Rider
 Change of Insured Rider        N/A                There is no charge for this rider.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.



 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Minimum        Maximum
 Total management fees, distribution and/or service         0.29%         3.88% 4
 (12b-1) fees, and other expenses.

4 Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 2.77%. These waivers and reductions generally extend through April 30, 2006 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.


6

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT
The Lincoln National Life Insurance Company (Lincoln Life) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln Life Flexible Premium Variable Life Account S (Separate Account) is a separate account of the Company which was established on November 2, 1998. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the Indiana Insurance Department.

Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.



Principal Underwriter

Lincoln Life is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. Lincoln Life received $17,290,014 in 2004, $11,518,509 in 2003 and $8,237,455 in 2002 for the sale of policies offered through the Separate Account. Lincoln Life retains no underwriting commissions from the sale of the policies.



Fund Participation Agreements

In order to make the funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between 0.10% and 0.45% of the assets attributable to the policies. These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs:
American Century Investments Variable Portfolios, Inc., American Funds Insurance Series, Baron Capital Funds Trust, Fidelity Variable Insurance Products, Janus Aspen Series, and Putnam Variable Trust.

Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not


                                                                               7

predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us (or our affiliates) would decrease.



Distribution of the Policies and Compensation

The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, Inc., both of whom are our affiliates. Registered representatives may receive commission and service fees up to 35% of first year premium, plus up to 10% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.



Funds

The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

We select the funds offered through the policies based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment adviser, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant policy owner assets. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.


8

Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


AIM Variable Insurance Funds, advised by A I M Advisors, Inc.

   o AIM V. I. Growth Fund (Series I Shares): Capital appreciation.
     This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.

   o AIM V. I. International Growth Fund (Series I Shares): Long-term growth. This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.


AllianceBernstein Variable Products Series Fund, Inc., advised by Alliance
     Capital Management, L.P.

   o AllianceBernstein Global Technology Portfolio (Class A): Maximum capital appreciation.
     (formerly AllianceBernstein Technology Portfolio)

   o AllianceBernstein Growth and Income Portfolio (Class A): Growth and income.

   o AllianceBernstein Large Cap Growth Portfolio (Class A): Maximum capital appreciation.
     (formerly AllianceBernstein Premier Growth Portfolio)
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o AllianceBernstein Small/Mid Cap Value Portfolio (Class A): Long-term growth.
     (formerly AllianceBernstein Small Cap Value Portfolio)


American Century Investments Variable Portfolios, Inc., advised by American Century Investment Management, Inc.

   o Income and Growth Fund (Class I): Growth and income.

   o Inflation Protection Fund (Class II): Inflation protection.

   o International Fund (Class I): Capital appreciation.


American Funds Insurance Series, advised by Capital Research and Management Company.

   o Global Growth Fund (Class 2): Long-term growth.

   o Global Small Capitalization Fund (Class 2): Long-term growth.

   o Growth Fund (Class 2): Long-term growth.

   o Growth-Income Fund (Class 2): Growth and income.

   o High-Income Bond Fund (Class 2): High current income.

   o International Fund (Class 2): Long-term growth.

   o U.S. Government/AAA Rated Securities Fund (Class 2): High current income.


Baron Capital Funds Trust, advised by BAMCO, Inc.

   o Baron Capital Asset Fund (Insurance Shares): Maximum capital appreciation.

                                                                               9

Delaware VIP Trust, advised by Delaware Management Company.

   o Capital Reserves Series (Standard Class): Current income.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Diversified Income Series (Standard Class): Total return.

   o Emerging Markets Series (Standard Class): Capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

   o High Yield Series (Standard Class): Total return.

   o REIT Series (Standard Class): Total return.

   o Small Cap Value Series (Standard Class): Capital appreciation.

   o Trend Series (Standard Class): Capital appreciation.

   o U. S. Growth Series (Standard Class): Capital appreciation.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Value Series (Standard Class): Capital appreciation.
     (formerly Large Cap Value Series)


Fidelity Variable Insurance Products, advised by Fidelity Management & Research
     Company.

   o Asset Manager Portfolio (Service Class): High total return.

   o Contrafund Portfolio (Service Class): Long-term capital appreciation.

   o Equity-Income Portfolio (Service Class): Reasonable income.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Growth Portfolio (Service Class): Capital appreciation.

   o Mid Cap Portfolio (Service Class): Long-term growth.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Overseas Portfolio (Service Class): Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Income Securities Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund.

   o Franklin Small-Mid Cap Growth Securities Fund (Class 1): Long-term growth.

     (formerly Franklin Small Cap Fund)

   o Templeton Global Income Securities Fund (Class 1): Total return.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Templeton Growth Securities Fund (Class 1): Long-term growth. (Subadvised by Templeton Asset Management Ltd.)


Janus Aspen Series, advised by Janus Capital Management LLC.

   o Balanced Portfolio (Service Shares): Long-term growth and current income. This fund will be available only to existing cases as of May 16, 2005.
Consult your financial adviser.

   o Flexible Bond Portfolio (Service Shares): Income.
     (formerly Flexible Income Portfolio)

   o Mid Cap Growth Portfolio (Service Shares): Long-term growth.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Worldwide Growth Portfolio (Service Shares): Long-term growth.
     This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.

10

Lincoln Variable Insurance Products Trust, advised by Delaware Management
     Company.

   o Aggressive Growth Fund (Standard Class): Maximum capital appreciation. (Subadvised by T. Rowe Price Associates, Inc.)

   o Bond Fund (Standard Class): Current income.

   o Capital Appreciation Fund (Standard Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

   o Core Fund (Standard Class): Capital appreciation.
     (Subadvised by Salomon Brothers Asset Management Inc., a wholly-owned subsidiary of Citigroup Inc.)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Equity-Income Fund (Standard Class): Income.
     (Subadvised by Fidelity Management & Research Company)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Global Asset Allocation Fund (Standard Class): Total return.
     (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global
AM))

   o Growth Fund (Standard Class): Long-term growth.
     (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Growth and Income Fund (Standard Class): Capital appreciation.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Growth Opportunities Fund (Standard Class): Long-term growth. (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o International Fund (Standard Class): Capital appreciation.
     (Subadvised by Mondrian Investment Partners Limited)

   o Money Market Fund (Standard Class): Preservation of capital.

   o Social Awareness Fund (Standard Class): Capital appreciation.

   o Aggressive Profile Fund (Standard Class): Capital appreciation. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Conservative Profile Fund (Standard Class): Current income.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderate Profile Fund (Standard Class): Total return.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderately Aggressive Profile Fund (Standard Class): Growth and income. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.


MFS (Reg. TM) Variable Insurance Trust, advised by Massachusetts Financial
     Services Company

   o Capital Opportunities Series (Initial Class): Capital appreciation. This fund will be available only to existing cases as of May 16, 2005.
Consult your financial adviser.

   o Emerging Growth Series (Initial Class): Long-term growth.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Total Return Series (Initial Class): Growth and income.

                                                                              11

   o Utilities Series (Initial Class): Growth and income.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

   o Mid-Cap Growth Portfolio (I Class): Capital appreciation.

   o Regency Portfolio (I Class): Long-term growth.


Putnam Variable Trust, advised by Putnam Investment Management, L.L.C.

   o Growth & Income Fund (Class IB): Growth and income.
     This fund is available only to existing cases as of May 10, 2004. Consult your financial adviser.


Scudder Investments VIT Funds, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

   o EAFE (Reg. TM) Equity Index Fund (Class A): Capital appreciation.
     This fund will be available only to existing cases as of May 16, 2005. Consult your financial adviser.

   o Equity 500 Index Fund (Class A): Capital appreciation.

   o Small Cap Index Fund (Class A): Capital appreciation.



Fund Withdrawal and Substitution

Lincoln Life may withdraw funds and substitute shares of other funds if:

1) the shares of any fund should no longer be available for investment by the Separate Account; or

2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.



Voting Rights

The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.


POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.


12

The current charges for premium load and mortality and expense risk vary by specific criteria of your policy. These criteria include:

o the initial policy premium, and the total premiums expected to be paid,
o total assets under management with the Company,
o the purpose for which the policies are being purchased,
o the level of plan administration services required.

Differences in charges will not be unfairly discriminatory to any owners. Specific charges are shown on the policy specifications page.

In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

The monthly deductions, including the cost of insurance charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account. The monthly deductions are made on the "monthly deduction day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly deduction day is non-existent for that month, or is not a valuation day, then the monthly deduction day is the next valuation day.

If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.



Premium Load; Net Premium Payment

We deduct a percentage from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment." Target premium is based on the maximum annual premium allowed under the Internal Revenue Code for a policy which is not a modified endowment contract, providing a death benefit equal to the specified amount and paying seven level, annual premiums. See the Tax Issues section later in this prospectus. The target premium is shown in the policy specifications.

The current premium load ranges are:



                           Portion of Premium        Portion of Premium
                               Paid up to            Paid greater than
    Policy Years             Target Premium            Target Premium
--------------------      --------------------      -------------------
          1                  7.5% - 10.5%               1.0% - 2.5%
          2                   6.0% - 7.5%               1.0% - 1.5%
         3-5                  3.5% - 7.5%               1.0% - 1.5%
         6-7                  1.5% - 3.5%               1.0% - 1.5%
  8 and thereafter               1.5%                   1.0% - 1.5%

The premium load is guaranteed to be no higher than the amounts shown in the following table:



                      Portion of Premium        Portion of Premium
                          Paid up to            Paid greater than
  Policy Years          Target Premium            Target Premium
---------------      --------------------      -------------------
       1                    12.0%                     5.0%
      2-5                   9.0%                      5.0%
  6 and after               5.0%                      5.0%

                                                                              13

For the purpose of calculating current and maximum premium loads, an increase in specified amount is treated as a newly issued policy.

We deduct an explicit premium tax charge from premium payments equal to state and municipal premium taxes. The tax ranges from 0% to 5% depending upon the state of issue.



Surrender Charges

There are no surrender charges for your policy.



Partial Surrender Fee

There is no surrender charge or administrative fee imposed on partial surrenders.



Fund Transfer Fee

The Company reserves the right to charge $25 for each transfer after the twelfth transfer per policy year.



Mortality and Expense Risk Charge

We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated.

Current mortality and expense risk charges, on an annualized basis, are within the ranges below, based on the level of average annual planned premium:



                       Annualized Mortality
  Policy Years         Expense Risk Charge
----------------      ---------------------
      1-10                 0.40%-0.70%
      11-20                0.20%-0.35%
  21 and after             0.10%-0.35%

The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.80%.



Cost of Insurance Charge

A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

The cost of insurance charge depends on the policy duration, the age and underwriting category of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the policy value and it may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.

The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of


14

the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.



Administrative Fee

The monthly administrative fee as of the date of issue is $6.00 per month in all policy years. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters. The Company may change this fee after the first policy year based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month.



Policy Loan Interest

If you borrow against your policy, interest will accrue on the Loan Account value. The interest rate will be the greater of 4.8%, or Moody's Investors Service, Inc. Corporate Bond Yield Average-Monthly Average Corporates for the calendar month which ends two months prior to the policy anniversary.

We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a Loan Account value, we will notify you of any change in the interest rate before the new rate becomes effective.



Rider Charges

Term Insurance Rider. There are monthly cost of insurance charges for this rider, based on the policy duration, and the age and underwriting category of the insured.



Case Exceptions

We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including:

o the number of lives to be insured,

o the total premiums expected to be paid,

o total assets under management with the Company,

o the nature of the relationship among the insured individuals,

o the purpose for which the policies are being purchased,

o expected persistency of the individual policies, and

o any other circumstances which we believe to be relevant to the expected reduction of our expenses.

Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any owners.


                                                                              15

YOUR INSURANCE POLICY
Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.

We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

If we obtain appropriate approvals from policy owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;

o deregister the Separate Account; or

o combine the Separate Account with another separate account.

We will notify you of any change that is made.

The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; Guaranteed Death Benefit premium (subject to state availability); and guaranteed maximum cost of insurance rates.

When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.


Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

We allow electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.



16

Application

If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, if required, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the age and underwriting category of the insured.

A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age
85. Age will be determined by the nearest birthday of the insured.



Owner

The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) either of two life insurance qualification methods;

3) the amount and frequency of premium payments; and

4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

You are entitled to exercise rights and privileges of your policy as long as the insured is living and before the maturity date. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.



Right-to-Examine Period

You may return your policy to us for cancellation within ten days after you receive it (or a greater number of days if required by your state). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, depending on the state of issue of your policy, we will refund to you either all premium payments, or the policy value plus any charges and fees. If a premium payment was made by check, there may be a delay until the check clears.

If your policy is issued in a state that requires return of premium payments, any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.

If your policy is issued in a state that provides for return of value, any net premium payments received before the end of the right-to-examine period will be allocated directly to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. The owner bears the risk of a decline in Sub-Account values. If the policy is returned for cancellation within the right-to-examine period, we will return the policy value, plus any charges and fees, as of the date the cancelled policy is received at our Administrative Office.



Initial Specified Amount

You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.


                                                                              17

Transfers

You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. The Company reserves the right to charge $25 for each transfer request after the twelfth request per year.

Within 45 days after each policy anniversary, and before the maturity date, you may also transfer a portion of the Fixed Account value to one or more variable Sub-Accounts. A transfer from the Fixed Account is allowed once in the 45-day period after the policy aniversary and will be effective as of the next valuation period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account value during the prior 5 years or $1,000.

Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing.

Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.



Market Timing

Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our policy owners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other policy owners or fund shareholders. We discourage frequent transfers, and we accommodate frequent transfers only if we lack a contractual basis to refuse those transfer requests.

We discourage frequent trading by assessing transfer charges and enforcing limitations on transfers to the extent allowed by the policies as described in the Transfers section and Transaction Fee Table of the prospectus. We apply these limitations uniformly to all policy owners. If, however, we are unable to prevent market timing, certain policy owners may engage in market timing activity which is harmful to other policy owners. That harm may include the dilution of the value of fund shares and increased expenses which negatively impact investment returns as described above.

The funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. Policy owners and other persons with interests under the policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the funds.

In our sole discretion, we may impose revised Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We will apply these revised Market Timing Procedures uniformly to all policy owners. In addition, we may impose other procedures or restrictions as required by law or court order, or to comply with state or federal regulatory requirements. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.


18

Automatic Rebalancing

You may elect to participate in automatic rebalancing. There is currently no charge for this program.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, they may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

Term Insurance Rider. The policy can be issued with a Term Insurance Rider as a portion of the total death benefit. The rider provides term life insurance on the life of the insured, which is annually renewable to attained age 100. This rider will continue in effect unless canceled by the owner. The amount of coverage provided under the rider's benefit amount varies from month to month.

The benefit amount is the target face amount minus the basic policy specified amount. However, if the death benefit of the policy is defined as a percentage of the policy value, the benefit amount is zero. Refer to your policy specifications for the benefit amount.

The cost of the rider is added to the monthly deductions, and is based on the insured's premium class, issue age and the number of policy years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that policy year.

The rider's death benefit is included in the total death benefit paid under the policy.

Cash Value Enhancement Rider. The policy can be issued with a Cash Value Enhancement Rider. This rider provides additional surrender value if the policy is fully surrendered within 7 years of the date of issue of the policy. This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. If the Cash Value Enhancement Rider is elected, its benefit replaces the premium load refund benefit on the policy. There is no cost for this rider.

Under this rider, the full surrender value of the policy will equal:

1) the policy value on the date of surrender; less

2) the Loan Account value plus any accrued interest; plus

3) the cash value enhancement ("CVE") benefit.

The cash value enhancement benefit will equal:

1) the cash value enhancement rate (CVE%); times

2) the term blend adjustment factor; times

3) the cumulative cash value enhancement premium.

                                                                              19

The current value of the CVE% varies by policy year :



    Policy Years           CVE%
--------------------      ------
          1               14.0%
          2               11.0%
          3                9.0%
          4                7.0%
          5                5.0%
          6                3.0%
          7                1.0%
  8 and thereafter         0.0%

The CVE% may be changed at any time, and will not exceed 15% in any policy year
..

The term blend adjustment factor is equal to 1.0 unless a Term Insurance Rider is attached to this policy. If a Term Insurance Rider is attached to this policy, the term blend adjustment factor will equal

o 0.6, plus

o 0.4 times the ratio of the basic policy specified amount to the target face amount.

The insured cumulative CVE premium is the sum of the CVE premium for all prior policy years, plus the CVE premium for the current policy year. During the first policy year, the sum of the CVE premium for all prior policy years is zero. The CVE premium for any policy year is the lesser of (a) and (b):

(a) the sum of premiums paid during the policy year; less the sum of any partial surrenders during the policy year; or

(b) the target premium for the policy year; times the ratio of the target face amount to the basic policy specified amount.

This rider terminates on the earliest of:

o seven years after the date of issue of this policy; or

o the maturity date of this policy; or

o the date this policy ends; or

o the next monthly deduction day after we receive your written request to terminate this rider.

This rider will terminate without value if this policy is exchanged for another under Section 1035 of the Internal Revenue Code ("Code").

Change of Insured Rider. With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new insured may differ from charges applicable to the current insured. Exercising the Change of Insured Rider is a fully taxable event.



Continuation of Coverage

Coverage of this policy will continue to the maturity date if your surrender value is sufficient to cover each monthly deduction. The maturity date for this policy is the policy anniversary nearest the insured's 100th birthday. As of the maturity date, the death benefit will be equal to the surrender value.


20

Paid-Up Nonforfeiture Option

You may elect, any time prior to the maturity date, to continue this policy as paid-up life insurance. The effective date of the paid-up insurance will be the monthly deduction day following the receipt of your written request at our Administrative Office. As of the effective date:

o the specified amount will be the amount which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy (this may not exceed the death benefit),

o no further premium payments, monthly deductions, interest credits or changes in coverage may be made,

o we will transfer the Separate Account value to the Fixed Account value, and

o all extra benefit riders will terminate.



Coverage Beyond Maturity

At any time prior to the maturity date of this policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.

If elected, the following will apply:

o we will transfer the value of the Separate Account to the Fixed Account,

o we will credit interest on the policy value,

o where permitted by law we will continue to charge you monthly deductions, except we will not charge you any cost of insurance,

o loan interest on any loans outstanding on the maturity date will continue to accrue,

o the death benefit will be equal to the policy value and the death benefit proceeds will be the policy value less any indebtedness.

This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.

At this time, uncertainties exist about the tax treatment of the policy if it should continue beyond the maturity date. Therefore, you should consult your tax adviser before the policy becomes eligible for coverage beyond maturity.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the policy;

2) death of the insured;

3) failure to pay the necessary amount of premium to keep your policy in force;
or

4) the maturity date, unless coverage beyond maturity is elected.



State Regulation

The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your policy. You should refer to your policy for these state specific features.


                                                                              21

PREMIUMS
You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to meet the Guaranteed Death Benefit premium or to keep the policy in force. Premiums may be paid anytime before the insured reaches age 100.

The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.



Allocation of Net Premium Payments

Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing or electronically. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The percentages of net premium payments allocated to the Sub-Accounts and Fixed Account must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 p.m. Eastern Time, unless the New York Stock Exchange closes earlier.

The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.



Planned Premiums; Additional Premiums

Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, quarterly, or monthly.

In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

You may increase planned premiums, or pay additional premiums, subject to certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. The excess amount of premium will be returned to you.



Life Insurance Qualification

A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose either the guideline premium test or the cash value accumulation test.

Depending on your primary objective for purchasing this policy, and the level of premium payments, one method may better suit your needs than the other. Generally, the cash value accumulation method permits higher premium payments, but may result in higher cost of insurance charges because of a higher death benefit corridor, and


22

taxation of partial surrenders or policy loans because the amount of premium paid will exceed seven level annual premiums (known as a "7 pay test"). Generally, the guideline premium test maximizes the potential for growth in total account value. Refer to your policy specifications page for the limits applicable to your policy.

Discuss this choice with your financial representative and tax adviser before purchasing the policy. Once your policy is issued, the qualification method cannot be changed.



Policy Values

Policy value in a variable life insurance policy is also called the total account value.

The total account value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the total account value reflects:

1) net premium payments made;

2) the amount of any partial surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the Loan Account; and

5) all charges and fees deducted.

The Separate Account value, if any, is the portion of the total account value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested.

A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus

2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. This guaranteed rate equals 0.32737%, per month, compounded monthly.

The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. We do not guarantee the Loan Account value. The Loan Account value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%.


                                                                              23

We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a Loan Account value, we will notify you of any change in the interest rate before the new rate becomes effective.

The interest earned by the Loan Account value will be added to the Fixed Account value and the Separate Account value in the same proportion in which the loan amount was originally deducted from these values.

The "net" total account value is the total account value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

We will tell you at least annually the total account value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.


DEATH BENEFITS
The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.



Death Benefit Options

Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

1) the amount determined by the death benefit option in effect on the date of the death of the insured, or

2) a percentage of the total account value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your policy.

Death benefit proceeds under either calculation will be reduced by any Loan Account value plus any accrued interest, and any overdue deductions.

The following table provides more information about the death benefit options.



 Option                        Death Benefit Proceeds Equal to the                                  Variability
    1         Specified amount, which includes the total account value as of the         Generally provides a level death
              date of the insured's death.                                               benefit
    2         Sum of the specified amount plus the total account value as of the         May increase or decrease over
              date of the insured's death.                                               time, depending on the amount
                                                                                         of premium paid and the
                                                                                         investment performance of the
                                                                                         underlying Sub-Accounts or the
                                                                                         Fixed Account.
    3         Specified amount plus the accumulated premiums (all premiums               Will generally increase,
              paid from the date of issue accumulated at the premium                     depending on the amount of
              accumulation rate chosen by you before policy issue and shown in           premium paid.
              the policy specifications pages), less withdrawals as of the date of the insured's death. The total death benefit under this option is limited and will not exceed the total death benefit payable under
              Option 2.

24

If your policy includes a Term Insurance Rider, the target face amount replaces the specified amount in each of the death benefit options.

If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                    Impact
     1 to 2          The new specified amount will equal the specified amount prior to the change minus the total account value at the time of the change.
     2 to 1          The new specified amount will equal the specified amount prior to the change plus the total account value at the time of the change.
     1 to 3          Changes from Option 1 to Option 3 are not allowed.
     3 to 1          The new specified amount will equal the specified amount prior to the change plus the lesser of the accumulated premiums or the total account value at the time of the change.
     2 to 3          Changes from Option 2 to Option 3 are not allowed.
     3 to 2          The new specified amount will equal the specified amount prior to the change minus the greater of zero or the difference between the total account value and the accumulated premiums at the time of the change.

Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Changes in specified amount do not affect the premium load as a percentage of premium.

We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

Any change is effective on the first monthly deduction day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the change will be effective on the first monthly deduction day on which the total account value is equal to, or greater than, the monthly deduction amount.

Increases in the specified amount will increase the Guaranteed Death Benefit Premium and decreases will decrease this premium. The premium required to maintain the Guaranteed Death Benefit will be based on the new specified amount.



Death Benefit Proceeds

Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.


                                                                              25

After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.


POLICY SURRENDERS
You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

The surrender value of your policy is the amount you can receive by surrendering the policy. This equals the total account value minus the Loan Account value including any accrued interest, plus any credit from the premium load refund, or the Cash Value Enhancement Rider, if applicable. All or part of the surrender value may be applied to one or more of the settlement options.

Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.



Premium Load Refund

In certain circumstances described below, if you surrender your policy within 60 months after date of issue, you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. This credit, if any, may vary by specific criteria of your policy. These criteria include:

o the initial policy premium, and the total premiums expected to be paid,

o total assets under management for the owner,

o the purpose for which the policies are being purchased,

o the level of plan administration services required.

Differences in charges will not be unfairly discriminatory to any owners. Refer to your policy specifications page.

To determine the surrender value during the premium load refund period, the total account value will be reduced by the amount of any Loan Account value, including accrued interest. That amount would be increased by the applicable credit for the premium load. This refund is not guaranteed and is not available if your policy is in default. There is no refund after 60 months. This credit may vary by state of issue.

The amount of the premium load refund is equal to the first year premium load refund amount plus the premium tax charge for first year premiums multiplied by the premium load refund percentage.

Currently, the first year premium load refund amount ranges are:



                                                    Portion of First Year               Portion of First Year
                                                  Premium Paid up to Target        Premium Paid greater than Target
                                                 ---------------------------      ---------------------------------
     First Year Premium Load Refund Amount              7.0% - 7.5%                          1.0% - 3.0%

26

                The premium load refund percentages range from:



                       Premium Load
 Policy Years        Refund Percentage
--------------      ------------------
       1                   100%
       2                75% - 100%
       3                0% - 100%
       4                0% - 100%
       5                0% - 100%
      6+                    0%

In no circumstances will the premium load refund be larger than the actual first year premium load and premium tax charge taken.



Partial Surrender

You may make a partial surrender, withdrawing a portion of your policy values, anytime after the first policy year, while the policy is in force. You must request a partial surrender in writing. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

Partial surrenders may reduce the total account value, the death benefit, and the specified amount. The amount of the partial surrender fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.



   Death Benefit
 Option in Effect                                      Impact of Partial Surrender
         1              Will reduce the total account value, death benefit and the specified amount.
         2              Will reduce the total account value and the death benefit, but not the specified amount.
         3              Will reduce the total account value, death benefit and may reduce the specified amount.

Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

A reduction in the specified amount will cause a reduction in the required premiums for the Guaranteed Death Benefit. Premiums required to maintain the Guaranteed Death Benefit will be based on the new specified amount.


POLICY LOANS
You may borrow against the surrender value of your policy. We reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the total account value minus the Loan Account value. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and total account value.

The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid.

The amount of your loan, plus any due but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value.


                                                                              27

Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated.

If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current total account value, the policy will terminate subject to the conditions in the grace period provision, unless the Guaranteed Death Benefit provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

The annual loan interest rate we charge during any policy year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the policy anniversary occurs, or, if greater,

o 4.8%

This rate may increase only when it would be at least 0.5% higher than the prior policy year's rate and decrease only when it would be at least 0.5% lower than the prior policy year's rate. We will not change the loan interest rate we charge if the new rate would be less than 0.5% higher or lower than the rate we charged for the prior policy year.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.

The Loan Account value will earn interest at a lower rate than the policy loan interest rate. The difference between the rates will never exceed 0.80%.


LAPSE AND REINSTATEMENT
If at any time the total account value less the Loan Account value is insufficient to pay the monthly deduction, all policy coverage will terminate, unless your policy is continued under the Guaranteed Death Benefit. This is referred to as policy lapse. The total account value less the Loan Account value may be insufficient:

1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to partial surrenders;

4) due to indebtedness for policy loans; or

5) because of a combination of any of these factors.

If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the total account value less the Loan Account value of your policy is sufficient to pay the monthly deduction amount on a monthly deduction day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly deduction day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.


28

Guaranteed Death Benefit

The Guaranteed Death Benefit assures that as long as the Guaranteed Death Benefit premium test, as described below, is met, the policy will stay in force even if the surrender value is insufficient to cover current monthly deductions. The Guaranteed Death Benefit premium is a specified amount of premium required to keep the policy in force to age 100 of the insured. This premium amount is shown on the policy specifications page.

There is no difference in the calculation of policy values and the death benefit between a policy that has the Guaranteed Death Benefit, and a policy that does not. This is true whether or not the Guaranteed Death Benefit is active and keeping the policy from lapsing.

We will test annually to determine if the sum of all premiums paid to date is sufficient to support the Guaranteed Death Benefit then in effect. In order for the guaranteed death benefit to be in effect, the cumulative premiums paid less partial surrenders must be greater than or equal to the required monthly guaranteed death benefit premium multiplied by the number of months elapsed since the policy's date of issue.

If these premiums are deficient, we will notify you and give you 61 days to pay the deficient amount. If we do not receive the deficient amount within the 61-day period, the Guaranteed Death Benefit will terminate.

The Guaranteed Death Benefit may not be available to all risk classes. If the Guaranteed Death Benefit is terminated it may not be reinstated. Increases, decreases, partial surrenders, and death benefit option changes may affect the Guaranteed Death Benefit premium. These events and policy loans may also affect the policy's ability to remain in force even if the cumulative annual Guaranteed Death Benefit test has been met.

If the Guaranteed Death Benefit terminates, the premiums you must pay to keep the policy in force may be significantly higher than the Guaranteed Death Benefit premium would have been. If you pay only the minimum premium needed to keep the Guaranteed Death Benefit in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.



Reinstatement of a Lapsed Policy

You can apply for reinstatement within five years after the date of lapse and before your policy's maturity date. To reinstate your policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deductions, plus two additional monthly deductions. If we approve your application for reinstatement, your policy will be reinstated on the monthly deduction day following our approval. The policy's total account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any Loan Account value will not be reinstated.


TAX ISSUES
The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General

Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under one of two tests recognized by the Code. The guideline premium test, which limits premiums paid, provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The cash value accumulation test, which does not limit premiums paid, requires the policy


                                                                              29

to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. Once your policy is issued, the qualification test cannot be changed. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

Investments in the Separate Account Must be Diversified. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includable in the beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.



Policies Which Are MECs

Characterization of a Policy as a MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by the "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may


30

also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following the last material change.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.



Policies Which Are Not MECs

Tax Treatment of Withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.


Tax Treatment of Loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.



Other Considerations

Insured Lives Past Age 100. If the insured survives beyond the end of the mortality table, which is used to measure charges for the policy and which ends at age 100, we believe your policy will continue to qualify as life insurance for


                                                                              31

federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the Tax Law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20% owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes in the Policy or Changes in the Law. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.



Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing


32

account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.


LEGAL PROCEEDINGS
Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS
Financial statements of the Separate Account and consolidated financial statements of the Company are located in the SAI.


                                                                              33

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).


                              Contents of the SAI




GENERAL INFORMATION
   Lincoln Life
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Transfer Agent



POLICY INFORMATION
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age
   Suicide
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Lincoln Life Flexible Premium Variable Life Account S
1933 Act Registration No. 333-72875
1940 Act Registration No. 811-09241

                               End of Prospectus

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